UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-09617

Name of Fund:  Merrill Lynch Strategy Series, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief
     Executive Officer, Merrill Lynch Strategy Series, Inc., 800
     Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:
     P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 01/01/04 - 12/31/04

Item 1 - Report to Stockholders


(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


Merrill Lynch
Strategy Series, Inc.


Annual Report
December 31, 2004


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com;
and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


Merrill Lynch Strategy Series, Inc.
Box 9011
Princeton, NJ
08543-9011


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Merrill Lynch Strategy Series, Inc.


Important Tax Information

The following information is provided with respect to the ordinary income distributions paid by Merrill Lynch Strategy Series, Inc.
during the fiscal year ended December 31, 2004:


                                                            Record Date           December 17, 2004
Growth and Income Fund                                      Payable Date          December 23, 2004
Qualified Dividend Income for Individuals                                             100.00%
Dividends Qualifying for the Dividends Received Deduction for Corporations            100.00%
Federal Obligation Interest*                                                           5.71%


                                                            Record Date           July 21, 2004       December 17, 2004
Long-Term Growth Fund                                       Payable Date          July 27, 2004       December 23, 2004
Qualified Dividend Income for Individuals                                             100.00%            100.00%
Dividends Qualifying for the Dividends Received Deduction for Corporations            100.00%            100.00%
Federal Obligation Interest*                                                            1.92%             4.21%


                                                            Record Date           December 17, 2004
All-Equity Fund                                             Payable Date          December 23, 2004
Qualified Dividend Income for Individuals                                             100.00%
Dividends Qualifying for the Dividends Received Deduction for Corporations            100.00%

* The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.


Please retain this information for your records.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



A Letter From the President and Chief Investment Officer


Dear Shareholder

The U.S. equity market ended 2004 in positive territory, although not without some suspense along the way. Fixed income markets also performed well, with high yield bond investors enjoying some of the greatest returns.

Over the past year, the equity market generally found support from a healthy economic environment, above-average corporate earnings, increased capital spending and still-low interest rates. Stalling the momentum somewhat throughout the year was a contentious election, negligible inflation amid a rising federal funds interest rate, record-high oil prices and the seemingly ever-present worries over terrorism and the war in Iraq.

Still, the Standard & Poor's 500 Index posted a 12-month return of +10.88% and a six-month return of +7.19% as of December 31, 2004. The fourth quarter of the year proved to be the most telling, as the S&P 500 Index was up only 1.51% year-to-date as of September 30, 2004. As the price of oil relaxed and election uncertainties subsided, the market headed more convincingly upward in the last quarter of the year.

Given the relatively positive environment for equities, the favorable performance of the bond market came as somewhat of a surprise. The Lehman Brothers Aggregate Bond Index posted a 12-month return of +4.34% and a six-month return of +4.18% as of December 31, 2004. The tax-exempt market performed just as well, with a 12-month return of +4.48% and a six-month return of +5.19%, as measured by the Lehman Brothers Municipal Bond Index. Those comfortable with a higher degree of risk benefited this past year, as the Credit Suisse First Boston High Yield Index posted a 12-month return of +11.95% and a six-month return of +9.26%. Interestingly, as the Federal Reserve Board began raising its target short-term interest rate, long-term bond yields were little changed. In fact, the yield on the 10-year Treasury was 4.24% at year-end compared to 4.27% at December 31, 2003. The yield on the two-year Treasury climbed to 3.08% at year-end 2004 from 1.84% a year earlier.

As always, our investment professionals are closely monitoring the markets, the economy and the overall environment in an effort to make well-informed decisions for the portfolios they manage. For the individual investor, the key to investment success - particularly during uncertain times - is to maintain a long-term perspective and adhere to the disciplines of asset allocation, diversification and rebalancing. We encourage you to work with your financial advisor to ensure these time-tested techniques are incorporated into your investment plan.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the new year and beyond.



Sincerely,



(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
President and Chief Investment Officer
Merrill Lynch Investment Managers



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


A Discussion With Your Fund's Portfolio Manager


The performance of each portfolio was strong on both a relative and an absolute basis, supported by a focus on small cap and international stocks.


How did the portfolios perform during the period in light of the existing market conditions?

For the fiscal year ended December 31, 2004, each of the Merrill
Lynch Strategy Series portfolios provided returns closely aligned with or exceeding those of their respective benchmarks.

Merrill Lynch Strategy Growth and Income Fund's Class A, Class B, Class C, Class I and Class R Shares had total returns of +7.93%, +7.14%, +7.22%, +8.34% and +8.02%, respectively, for the 12-month period ended December 31, 2004. Its unmanaged weighted benchmark, which consists of 55% of the Standard & Poor's (S&P) Super Composite 1500 Index and 45% of the Lehman Brothers Aggregate Bond Index, returned +8.46% for the same period.

Merrill Lynch Strategy Long-Term Growth Fund's Class A, Class B, Class C, Class I and Class R Shares had total returns of +9.92%, +9.19%, +9.09%, +10.18% and +10.19%, respectively, for the 12-month period ended December 31, 2004. This compared to a return of +9.94% for its unmanaged weighted benchmark, which consists of 75% of the S&P Super Composite 1500 Index and 25% of the Lehman Brothers Aggregate Bond Index for the same period.

Merrill Lynch Strategy All-Equity Fund's Class A, Class B, Class C, Class I and Class R Shares had total returns of +10.89%, +10.07%, +9.93%, +11.16% and +10.96%, respectively, for the 12-month period ended December 31, 2004. Its unmanaged benchmark, the S&P 500 Index, returned +10.88% for the same period.

(Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 - 16 of this report to shareholders.)

The Funds' performance during the year benefited from higher-than-average allocations to small-capitalization and international stocks. Merrill Lynch Strategy Long-Term Growth Fund and Merrill Lynch Strategy Growth and Income Fund also benefited from an above-average allocation to stocks, especially during the fourth quarter of the year.

Thanks to a fourth-quarter rally, the past year turned out to be a positive one for stock investors. The market stagnated for the first nine months of 2004, weighed down by uncertainty about the presidential election, the twin deficits (budget and trade) and rising short-term interest rates. At the end of September, the stock market (as measured by the S&P 500 Index) had posted a year-to-date return of just +1.51%. However, the market began to rally ahead of the November elections and rapidly gained steam thereafter. Arguably, the biggest story of the year occurred on Election Day when midafternoon exit polls erroneously pointed to John Kerry as the winning candidate. The market initially sold off, only to rally strongly when the early polls were proved wrong. As was the case for the past few years, the best performers in the equity market in 2004 were small-capitalization issues. For the 12 months ended December 31, 2004, the Russell 2000 Index of small-capitalization stocks posted an impressive return of +18.33%. Global equity markets also enjoyed significant positive returns for the year. The Morgan Stanley Capital International World Index, which measures the performance of equity markets in 23 developed countries worldwide, recorded a 12-month return of +14.72% in U.S. dollar terms.


What changes were made to the portfolios during the fiscal year?

We made two substantial changes to the portfolios during the year. First, in the middle of the year, as the outperformance of small cap stocks waned relative to large cap stocks, we reduced our small cap position in each of the portfolios, although we remained slightly overweight compared to our typical allocation. Second, at the end of the year, we eliminated our small cap overweight completely and reduced our equity allocations in Merrill Lynch Strategy Long-Term Growth Fund and Merrill Lynch Strategy Growth and Income Fund. We believe the stock market will face a number of head winds in 2005 and are cautious about stock market valuations, especially for small cap issues.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



How would you characterize the portfolios' positioning at the close of the period?

Entering 2005, we are growing cautious about the equity market given the prospect for decelerating earnings growth. S&P 500 operating earnings appear to be on track to reach about +15% for the fourth quarter of 2004. However, that is likely to be the last of the double-digit gains that investors have become accustomed to in recent periods. We expect earnings results to be up by 6% or so for the first quarter of 2005 and to slow to a below-consensus rate of 4% for all of 2005. This compares to an estimated 22% for 2004.
Also, there does not seem to be much room for upside surprises going forward. Economic fundamentals appear to have weakened somewhat during the fourth quarter as unit labor costs stopped declining, non-labor input costs rose and the pricing environment remained challenging.

Looking ahead, the slower pace of economic activity that we expect to mark 2005 will take its toll on earnings growth. In particular, we expect sales growth to slow sharply and profit margins to narrow slightly from their current lofty levels. We differ from consensus, which expects moderate-size increases in sales and wider margins to fuel a gain of 10% - 11% in earnings.

One important indicator of the trend in profits will be the extent to which companies are able to pass along increases in their non-labor costs. In previous commodity cycles, about one-third of the increase in prices was passed on to the consumer. Lately, the proportion has been closer to one-tenth. If companies continue to have trouble passing along those costs, and if unit labor costs increase, we believe the outlook for profits could dim rather quickly.

There are a number of additional risks to be monitored and managed. Among them, the Federal Reserve Board may raise short-term interest rates faster than expected if employment growth picks up or inflation increases more than anticipated. In such an event, we expect that both stocks and bonds would suffer short-term setbacks. A second risk is the potential for a dramatic fall in the U.S. dollar. At this time, the U.S. current account deficit is an unusually large fraction of gross domestic product, an imbalance that we believe to be unsustainable. If foreign investors become less willing to finance this deficit, the U.S. dollar may fall sharply. We are attuned to these and other risks and, with that in mind, will continue to position our portfolios to best take advantage of any changing opportunities.


Philip Green
Vice President and Portfolio Manager


January 25, 2005



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



Performance Data


About Fund Performance

Investors are able to purchase shares of the Fund through multiple pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and an account maintenance fee of 0.25% per year (but no distribution fee).

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

* Class C Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

* Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and an account maintenance fee of 0.25% per year.Class R Shares are available only to certain retirement plans.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



Performance Data (continued)

Recent Performance Results*
                                                                                                Since
                                                               6-Month          12-Month      Inception
As of December 31, 2004                                      Total Return     Total Return   Total Return
ML Strategy Growth and Income Fund Class A Shares               +6.00%           + 7.93%        + 3.21%
ML Strategy Growth and Income Fund Class B Shares               +5.58            + 7.14         - 0.33
ML Strategy Growth and Income Fund Class C Shares               +5.66            + 7.22         - 0.45
ML Strategy Growth and Income Fund Class I Shares               +6.17            + 8.34         + 4.31
ML Strategy Growth and Income Fund Class R Shares               +6.09            + 8.02         +14.20
ML Strategy Long-Term Growth Fund Class A Shares                +7.11            + 9.92         - 4.79
ML Strategy Long-Term Growth Fund Class B Shares                +6.76            + 9.19         - 8.04
ML Strategy Long-Term Growth Fund Class C Shares                +6.66            + 9.09         - 8.11
ML Strategy Long-Term Growth Fund Class I Shares                +7.23            +10.18         - 3.72
ML Strategy Long-Term Growth Fund Class R Shares                +6.99            +10.19         +17.98
ML Strategy All-Equity Fund Class A Shares                      +7.43            +10.89         -13.95
ML Strategy All-Equity Fund Class B Shares                      +7.09            +10.07         -16.90
ML Strategy All-Equity Fund Class C Shares                      +6.96            + 9.93         -17.00
ML Strategy All-Equity Fund Class I Shares                      +7.59            +11.16         -12.96
ML Strategy All-Equity Fund Class R Shares                      +7.44            +10.96         +20.28

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge were included. Cumulative total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's since inception dates are from 6/02/00 for
  Class A, Class B, Class C and Class I Shares and from 10/10/03 for Class R Shares.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



Performance Data (continued)
Growth and Income Fund


TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class A & Class B Shares

A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Strategy Growth and Income Fund++ Class A and Class B Shares* compared to some similar investments in S&P Super Composite 1500 Index++++, Lehman Brothers Aggregate Bond Index++++++ and Weighted Index++++++++. Values illustrated are as follows:


Merrill Lynch Strategy Growth and Income Fund++
Class A Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,941.00
December 2001                   $ 8,491.00
December 2002                   $ 7,710.00
December 2003                   $ 9,061.00
December 2004                   $ 9,779.00


Merrill Lynch Strategy Growth and Income Fund++
Class B Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,395.00
December 2001                   $ 8,859.00
December 2002                   $ 7,975.00
December 2003                   $ 9,303.00
December 2004                   $ 9,780.00


S&P Super Composite 1500 Index++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,263.00
December 2001                   $ 8,278.00
December 2002                   $ 6,514.00
December 2003                   $ 8,441.00
December 2004                   $ 9,436.00


Lehman Brothers Aggregate Bond Index++++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $10,854.00
December 2001                   $11,770.00
December 2002                   $12,977.00
December 2003                   $13,510.00
December 2004                   $14,096.00


Weighted Index++++++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,918.00
December 2001                   $ 9,727.00
December 2002                   $ 8,974.00
December 2003                   $10,563.00
December 2004                   $11,456.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**Commencement of operations.

++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.

++++This unmanaged Index represents 87% of the total U.S. equity market capitalization. The starting date for the Index in the graph is from 6/30/00.

++++++This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds.

++++++++This weighted Index is comprised of 55% of the unmanaged
Standard & Poor's Super Composite 1500 Index and 45% of the Lehman Brothers Aggregate Bond Index. The starting date for the Index in the graph is from 6/30/00.

Past performance is not indicative of future results.



Average Annual Total Return


                                   Return Without      Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 12/31/04                  +7.93%           +2.26%
Inception (6/02/00) through
12/31/04                                 +0.69            -0.49

 * Maximum sales charge is 5.25%.

** Assuming maximum sales charge.



                                        Return            Return
                                     Without CDSC      With CDSC**
Class B Shares*

One Year Ended 12/31/04                  +7.14%           +3.14%
Inception (6/02/00) through
12/31/04                                 -0.07            -0.49

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

** Assuming payment of applicable contingent deferred sales charge.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



Performance Data (continued)
Growth and Income Fund


TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class C & Class I Shares

A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Strategy Growth and Income Fund++ Class C and Class I Shares* compared to some similar investments in S&P Super Composite 1500 Index++++, Lehman Brothers Aggregate Bond Index++++++ and Weighted Index++++++++. Values illustrated are as follows:


Merrill Lynch Strategy Growth and Income Fund++
Class C Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,374.00
December 2001                   $ 8,842.00
December 2002                   $ 7,961.00
December 2003                   $ 9,285.00
December 2004                   $ 9,955.00


Merrill Lynch Strategy Growth and Income Fund++
Class I Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,951.00
December 2001                   $ 8,522.00
December 2002                   $ 7,752.00
December 2003                   $ 9,122.00
December 2004                   $ 9,883.00


S&P Super Composite 1500 Index++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,263.00
December 2001                   $ 8,278.00
December 2002                   $ 6,514.00
December 2003                   $ 8,441.00
December 2004                   $ 9,436.00


Lehman Brothers Aggregate Bond Index++++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $10,854.00
December 2001                   $11,770.00
December 2002                   $12,977.00
December 2003                   $13,510.00
December 2004                   $14,096.00


Weighted Index++++++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,918.00
December 2001                   $ 9,727.00
December 2002                   $ 8,974.00
December 2003                   $10,563.00
December 2004                   $11,456.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**Commencement of operations.

++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.

++++This unmanaged Index represents 87% of the total U.S. equity market capitalization. The starting date for the Index in the graph is from 6/30/00.

++++++This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds.

++++++++This weighted Index is comprised of 55% of the unmanaged
Standard & Poor's Super Composite 1500 Index and 45% of the Lehman Brothers Aggregate Bond Index. The starting date for the Index in the graph is from 6/30/00.

Past performance is not indicative of future results.



Average Annual Total Return


                                       Return            Return
                                     Without CDSC      With CDSC**
Class C Shares*

One Year Ended 12/31/04                  +7.22%           +6.22%
Inception (6/02/00) through
12/31/04                                 -0.10            -0.10

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

** Assuming payment of applicable contingent deferred sales charge.


                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class I Shares*

One Year Ended 12/31/04                  +8.34%           +2.66%
Inception (6/02/00) through
12/31/04                                 +0.92            -0.26

 * Maximum sales charge is 5.25%.

** Assuming maximum sales charge.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



Performance Data (continued)
Growth and Income Fund


TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class R Shares

A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Strategy Growth and Income Fund++ Class R Shares* compared to some similar investments in S&P Super Composite 1500 Index++++, Lehman Brothers Aggregate Bond Index++++++ and Weighted Index++++++++. Values illustrated are as follows:


Merrill Lynch Strategy Growth and Income Fund++
Class R Shares*

Date                              Value

10/10/2003**                    $10,000.00
December 2003                   $10,572.00
December 2004                   $11,420.00


S&P Super Composite 1500 Index++++

Date                              Value

10/10/2003**                    $10,000.00
December 2003                   $10,607.00
December 2004                   $11,856.00


Lehman Brothers Aggregate Bond Index++++++

Date                              Value

10/10/2003**                    $10,000.00
December 2003                   $10,141.00
December 2004                   $10,581.00


Weighted Index++++++++

Date                              Value

10/10/2003**                    $10,000.00
December 2003                   $10,390.00
December 2004                   $11,269.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**Commencement of operations.

++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.

++++This unmanaged Index represents 87% of the total U.S. equity market capitalization. The starting date for the Index in the graph is from 10/31/03.

++++++This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds.

++++++++This weighted Index is comprised of 55% of the unmanaged
Standard & Poor's Super Composite 1500 Index and 45% of the Lehman Brothers Aggregate Bond Index. The starting date for the Index in the graph is from 10/31/03.

Past performance is not indicative of future results.



Average Annual Total Return


Class R Shares                                       Return

One Year Ended 12/31/04                              + 8.02%
Inception (10/10/03) through
12/31/04                                             +11.45


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



Performance Data (continued)
Long-Term Growth Fund


TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class A & Class B Shares

A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Long-Term Growth Fund++ Class A and Class B Shares* compared to some similar investments in S&P Super Composite 1500 Index++++, Lehman Brothers Aggregate Bond Index++++++ and Weighted Index++++++++. Values illustrated are as follows:


Merrill Lynch Long-Term Growth Fund++
Class A Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,616.00
December 2001                   $ 7,865.00
December 2002                   $ 6,629.00
December 2003                   $ 8,206.00
December 2004                   $ 9,021.00


Merrill Lynch Long-Term Growth Fund++
Class B Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,047.00
December 2001                   $ 8,195.00
December 2002                   $ 6,857.00
December 2003                   $ 8,423.00
December 2004                   $ 9,014.00


S&P Super Composite 1500 Index++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,263.00
December 2001                   $ 8,278.00
December 2002                   $ 6,514.00
December 2003                   $ 8,441.00
December 2004                   $ 9,436.00


Lehman Brothers Aggregate Bond Index++++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $10,854.00
December 2001                   $11,770.00
December 2002                   $12,977.00
December 2003                   $13,510.00
December 2004                   $14,096.00


Weighted Index++++++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,626.00
December 2001                   $ 9,069.00
December 2002                   $ 7,808.00
December 2003                   $ 9,596.00
December 2004                   $10,549.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**Commencement of operations.

++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.

++++This unmanaged Index represents 87% of the total U.S. equity market capitalization. The starting date for the Index in the graph is from 6/30/00.

++++++This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds.

++++++++This weighted Index is comprised of 75% of the unmanaged
Standard & Poor's Super Composite 1500 Index and 25% of the Lehman Brothers Aggregate Bond Index. The starting date for the Index in the graph is from 6/30/00.

Past performance is not indicative of future results.



Average Annual Total Return


                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 12/31/04                  +9.92%           +4.15%
Inception (6/02/00) through
12/31/04                                 -1.07            -2.22

 * Maximum sales charge is 5.25%.

** Assuming maximum sales charge.


                                        Return            Return
                                     Without CDSC      With CDSC**
Class B Shares*

One Year Ended 12/31/04                  +9.19%           +5.19%
Inception (6/02/00) through
12/31/04                                 -1.81            -2.24

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

** Assuming payment of applicable contingent deferred sales charge.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



Performance Data (continued)
Long-Term Growth Fund


TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class C & Class I Shares

A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Long-Term Growth Fund++ Class C and Class I Shares* compared to some similar investments in S&P Super Composite 1500 Index++++, Lehman Brothers Aggregate Bond Index++++++ and Weighted Index++++++++. Values illustrated are as follows:


Merrill Lynch Long-Term Growth Fund++
Class C Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,052.00
December 2001                   $ 8,192.00
December 2002                   $ 6,860.00
December 2003                   $ 8,423.00
December 2004                   $ 9,189.00


Merrill Lynch Long-Term Growth Fund++
Class I Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,628.00
December 2001                   $ 7,898.00
December 2002                   $ 6,667.00
December 2003                   $ 8,279.00
December 2004                   $ 9,122.00


S&P Super Composite 1500 Index++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,263.00
December 2001                   $ 8,278.00
December 2002                   $ 6,514.00
December 2003                   $ 8,441.00
December 2004                   $ 9,436.00


Lehman Brothers Aggregate Bond Index++++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $10,854.00
December 2001                   $11,770.00
December 2002                   $12,977.00
December 2003                   $13,510.00
December 2004                   $14,096.00


Weighted Index++++++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,626.00
December 2001                   $ 9,069.00
December 2002                   $ 7,808.00
December 2003                   $ 9,596.00
December 2004                   $10,549.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**Commencement of operations.

++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.

++++This unmanaged Index represents 87% of the total U.S. equity market capitalization. The starting date for the Index in the graph is from 6/30/00.

++++++This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds.

++++++++This weighted Index is comprised of 75% of the unmanaged
Standard & Poor's Super Composite 1500 Index and 25% of the Lehman Brothers Aggregate Bond Index. The starting date for the Index in the graph is from 6/30/00.

Past performance is not indicative of future results.



Average Annual Total Return

                                       Return            Return
                                     Without CDSC      With CDSC**
Class C Shares*

One Year Ended 12/31/04                  +9.09%           +8.09%
Inception (6/02/00) through
12/31/04                                 -1.83            -1.83

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

** Assuming payment of applicable contingent deferred sales charge.


                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class I Shares*

One Year Ended 12/31/04                 +10.18%           +4.40%
Inception (6/02/00) through
12/31/04                                - 0.82            -1.99

 * Maximum sales charge is 5.25%.

** Assuming maximum sales charge.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Performance Data (continued)
Long-Term Growth Fund


TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class R Shares

A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Long-Term Growth Fund++ Class R Shares* compared to some similar investments in S&P Super Composite 1500 Index++++,
Lehman Brothers Aggregate Bond Index++++++ and Weighted
Index++++++++. Values illustrated are as follows:


Merrill Lynch Long-Term Growth Fund++
Class R Shares*

Date                              Value

10/10/2003**                    $10,000.00
December 2003                   $10,706.00
December 2004                   $11,798.00


S&P Super Composite 1500 Index++++

Date                              Value

10/10/2003**                    $10,000.00
December 2003                   $10,607.00
December 2004                   $11,856.00


Lehman Brothers Aggregate Bond Index++++++

Date                              Value

10/10/2003**                    $10,000.00
December 2003                   $10,141.00
December 2004                   $10,581.00


Weighted Index++++++++

Date                              Value

10/10/2003**                    $10,000.00
December 2003                   $10,486.00
December 2004                   $11,529.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**Commencement of operations.

++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.

++++This unmanaged Index represents 87% of the total U.S. equity market capitalization. The starting date for the Index in the graph is from 10/31/03.

++++++This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds.

++++++++This weighted Index is comprised of 75% of the unmanaged
Standard & Poor's Super Composite 1500 Index and 25% of the Lehman Brothers Aggregate Bond Index. The starting date for the Index in the graph is from 10/31/03.

Past performance is not indicative of future results.



Average Annual Total Return


Class R Shares                                       Return

One Year Ended 12/31/04                              +10.19%
Inception (10/10/03) through
12/31/04                                             +14.45



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



Performance Data (continued)
All-Equity Fund


TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class A & Class B Shares

A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Strategy All-Equity Fund++ Class A and Class B Shares* compared to a similar investment in Standard & Poor's 500 Index++++. Values illustrated are as follows:


Merrill Lynch Strategy All-Equity Fund++
Class A Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,347.00
December 2001                   $ 7,277.00
December 2002                   $ 5,657.00
December 2003                   $ 7,353.00
December 2004                   $ 8,154.00


Merrill Lynch Strategy All-Equity Fund++
Class B Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 8,770.00
December 2001                   $ 7,580.00
December 2002                   $ 5,850.00
December 2003                   $ 7,550.00
December 2004                   $ 8,144.00


Standard & Poor's 500 Index++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 8,994.00
December 2001                   $ 7,925.00
December 2002                   $ 6,174.00
December 2003                   $ 7,945.00
December 2004                   $ 8,809.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**Commencement of operations.

++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.

++++This unmanaged broad-based Index is comprised of 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Past performance is not indicative of future results.



Average Annual Total Return


                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 12/31/04                 +10.89%           +5.07%
Inception (6/02/00) through
12/31/04                                - 3.23            -4.36

 * Maximum sales charge is 5.25%.

** Assuming maximum sales charge.


                                        Return            Return
                                     Without CDSC      With CDSC**
Class B Shares*

One Year Ended 12/31/04                 +10.07%           +6.07%
Inception (6/02/00) through
12/31/04                                - 3.96            -4.38

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

** Assuming payment of applicable contingent deferred sales charge.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



Performance Data (continued)
All-Equity Fund


TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class C & Class I Shares

A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Strategy All-Equity Fund++ Class C and Class I Shares* compared to a similar investment in Standard & Poor's 500 Index++++. Values illustrated are as follows:


Merrill Lynch Strategy All-Equity Fund++
Class C Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 8,770.00
December 2001                   $ 7,580.00
December 2002                   $ 5,850.00
December 2003                   $ 7,550.00
December 2004                   $ 8,300.00


Merrill Lynch Strategy All-Equity Fund++
Class I Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,357.00
December 2001                   $ 7,277.00
December 2002                   $ 5,685.00
December 2003                   $ 7,419.00
December 2004                   $ 8,247.00


Standard & Poor's 500 Index++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 8,994.00
December 2001                   $ 7,925.00
December 2002                   $ 6,174.00
December 2003                   $ 7,945.00
December 2004                   $ 8,809.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**Commencement of operations.

++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.

++++This unmanaged broad-based Index is comprised of 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Past performance is not indicative of future results.



Average Annual Total Return


                                       Return            Return
                                     Without CDSC      With CDSC**
Class C Shares*

One Year Ended 12/31/04                  +9.93%           +8.93%
Inception (6/02/00) through
12/31/04                                 -3.99            -3.99

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

** Assuming payment of applicable contingent deferred sales charge.



                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class I Shares*

One Year Ended 12/31/04                 +11.16%           +5.33%
Inception (6/02/00) through
12/31/04                                - 2.98            -4.12

 * Maximum sales charge is 5.25%.

** Assuming maximum sales charge.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



Performance Data (concluded)
All-Equity Fund


TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class R Shares

A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Strategy All-Equity Fund++ Class R Shares* compared to a similar investment in Standard & Poor's 500 Index++++. Values illustrated are as follows:


Merrill Lynch Strategy All-Equity Fund++
Class R Shares*

Date                              Value

10/10/2003**                    $10,000.00
December 2003                   $10,839.00
December 2004                   $12,028.00


Standard & Poor's 500 Index++++

Date                              Value

10/10/2003**                    $10,000.00
December 2003                   $10,755.00
December 2004                   $11,925.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**Commencement of operations.

++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.

++++This unmanaged broad-based Index is comprised of 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Past performance is not indicative of future results.



Average Annual Total Return


Class R Shares                                       Return

One Year Ended 12/31/04                              +10.96%
Inception (10/10/04) through 12/31/04                +16.27



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Disclosure of Expenses


Shareholders of this Fund may incur the following charges:
(a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on July 1, 2004 and held through December 31, 2004) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table of each Fund provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table of each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                          Expenses Paid
                                                                           Ending       During the Period*
                                                       Beginning       Account Value     July 1, 2004 to
                                                     Account Value      December 31,       December 31,
Merrill Lynch Strategy Growth and Income Fund         July 1, 2004          2004               2004
Actual

Class A                                                  $1,000          $1,060.00            $ 8.03
Class B                                                  $1,000          $1,055.80            $12.04
Class C                                                  $1,000          $1,056.60            $11.94
Class I                                                  $1,000          $1,061.70            $ 6.74
Class R                                                  $1,000          $1,060.90            $ 8.86

Hypothetical (5% annual return before expenses)**

Class A                                                  $1,000          $1,017.34            $ 7.86
Class B                                                  $1,000          $1,013.42            $11.79
Class C                                                  $1,000          $1,013.52            $11.69
Class I                                                  $1,000          $1,018.60            $ 6.60
Class R                                                  $1,000          $1,016.54            $ 8.67

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (1.55% for Class A, 2.33% for Class B, 2.31% for Class C, 1.30% for Class I and 1.71% for Class R),
   multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 366.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Disclosure of Expenses (concluded)

                                                                                          Expenses Paid
                                                                           Ending       During the Period*
                                                       Beginning       Account Value     July 1, 2004 to
                                                     Account Value      December 31,       December 31,
Merrill Lynch Strategy Long-Term Growth Fund          July 1, 2004          2004               2004
Actual

Class A                                                  $1,000          $1,071.10            $ 6.35
Class B                                                  $1,000          $1,067.60            $10.34
Class C                                                  $1,000          $1,066.60            $10.34
Class I                                                  $1,000          $1,072.30            $ 5.05
Class R                                                  $1,000          $1,069.90            $ 6.24

Hypothetical (5% annual return before expenses)**

Class A                                                  $1,000          $1,019.00            $ 6.19
Class B                                                  $1,000          $1,015.13            $10.08
Class C                                                  $1,000          $1,015.13            $10.08
Class I                                                  $1,000          $1,020.26            $ 4.93
Class R                                                  $1,000          $1,019.10            $ 6.09

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (1.22% for Class A, 1.99% for Class B, 1.99% for Class C, .97% for Class I and 1.20% for Class R),
   multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 366.



                                                                                          Expenses Paid
                                                                           Ending       During the Period*
                                                       Beginning       Account Value     July 1, 2004 to
                                                     Account Value      December 31,       December 31,
Merrill Lynch Strategy All-Equity Fund                July 1, 2004          2004               2004
Actual

Class A                                                  $1,000          $1,074.30            $ 7.46
Class B                                                  $1,000          $1,070.90            $11.45
Class C                                                  $1,000          $1,069.60            $11.50
Class I                                                  $1,000          $1,075.90            $ 6.16
Class R                                                  $1,000          $1,074.40            $ 7.56

Hypothetical (5% annual return before expenses)**

Class A                                                  $1,000          $1,017.95            $ 7.25
Class B                                                  $1,000          $1,014.08            $11.14
Class C                                                  $1,000          $1,014.03            $11.19
Class I                                                  $1,000          $1,019.20            $ 5.99
Class R                                                  $1,000          $1,017.85            $ 7.35

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (1.43% for Class A, 2.20% for Class B, 2.21% for Class C, 1.18% for Class I and 1.45% for Class R),
   multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 366.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Schedule of Investments                                                                              Growth and Income Fund

                                                                                                                Value
                                     Investments                                                          (in U.S. dollars)
Underlying Equity                    Master International Index Series*                                      $    2,683,171
Funds--64.2%                         Master Mid Cap Index Series*                                                 3,142,690
                                     Master S&P 500 Index Series*                                                22,835,227
                                     Master Small Cap Index Series*                                               1,668,942

                                     Total Investments in Underlying Equity Funds
                                     (Cost--$26,667,710)                                                         30,330,030

Underlying Fixed Income              Master Aggregate Bond Index Series*                                         17,016,334
Funds--36.0%
                                     Total Investments in Underlying Fixed Income Funds
                                     (Cost--$16,313,299)                                                         17,016,334

Short-Term                           Merrill Lynch Liquidity Series, LLC Cash Sweep Series I*                        46,077
Investments--0.1%

                                     Total Investments in Short-Term Securities
                                     (Cost--$46,077)                                                                 46,077

Total Investments (Cost--$43,027,086**)--100.3%                                                                  47,392,441
Liabilities in Excess of Other Assets--(0.3%)                                                                     (158,227)
                                                                                                             --------------
Net Assets--100.0%                                                                                           $   47,234,214
                                                                                                             ==============

 * Investments in companies considered to be an affiliate of the Corporation (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                                Realized            Net
                                                                                   Gains     Investment
   Affiliate                             Contributions      Withdrawals         (Losses)         Income
   Master Aggregate Bond Index Series               --      $   170,000     $    636,321     $  695,518
   Master International Index Series                --      $   525,000     $    171,479     $   57,085
   Master Mid Cap Index Series                      --      $    30,000     $      8,444     $   31,436
   Master S&P 500 Index Series              $  500,000      $ 3,050,000     $(2,696,121)     $  455,188
   Master Small Cap Index Series                    --      $    20,000     $     94,524     $   16,758
   Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                           --      $   819,293++             --     $    3,917

++ Represents net withdrawals.

** The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

   Aggregate cost                                    $   43,519,171
                                                     ==============
   Gross unrealized appreciation                          4,014,786
   Gross unrealized depreciation                          (141,516)
                                                     --------------
   Net unrealized appreciation                       $    3,873,270
                                                     ==============

   See Notes to Financial Statements.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Schedule of Investments (continued)                                                                   Long-Term Growth Fund

                                                                                                                Value
                                     Investments                                                          (in U.S. dollars)
Underlying Equity                    Master International Index Series*                                      $    4,995,467
Funds--85.6%                         Master Mid Cap Index Series*                                                 6,989,389
                                     Master S&P 500 Index Series*                                                49,844,123
                                     Master Small Cap Index Series*                                               3,889,865

                                     Total Investments in Underlying Equity Funds
                                     (Cost--$58,862,994)                                                         65,718,844

Underlying Fixed Income              Master Aggregate Bond Index Series*                                         11,042,870
Funds--14.4%

                                     Total Investments in Underlying Fixed Income Funds
                                     (Cost--$10,746,926)                                                         11,042,870

Short-Term                           Merrill Lynch Liquidity Series, LLC Cash Sweep Series I*                        58,696
Investments--0.0%

                                     Total Investments in Short-Term Securities
                                     (Cost--$58,696)                                                                 58,696

Total Investments (Cost--$67,668,616**)--100.0%                                                                  76,820,410
Liabilities in Excess of Other Assets--0.0%                                                                        (31,245)
                                                                                                             --------------
Net Assets--100.0%                                                                                           $   76,789,165
                                                                                                             ==============

 * Investments in companies considered to be an affiliate of the Corporation (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                                Realized            Net
                                                                                   Gains     Investment
   Affiliate                             Contributions      Withdrawals         (Losses)         Income
   Master Aggregate Bond Index Series               --      $   110,000      $   267,328     $  451,343
   Master International Index Series                --      $ 2,050,000      $   871,438     $  107,161
   Master Mid Cap Index Series                      --      $    70,000      $   211,267     $   69,946
   Master S&P 500 Index Series             $ 3,000,000      $ 3,600,000      $ (683,525)     $  968,220
   Master Small Cap Index Series                    --      $    40,000      $   237,610     $   38,997
   Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                           --      $ 2,499,490++             --     $   14,943

++ Represents net withdrawals.

** The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

   Aggregate cost                                    $   68,049,630
                                                     ==============
   Gross unrealized appreciation                     $    8,770,780
   Gross unrealized depreciation                                 --
                                                     --------------
   Net unrealized appreciation                       $    8,770,780
                                                     ==============

   See Notes to Financial Statements.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Schedule of Investments (concluded)                                                                         All-Equity Fund

                                                                                                                Value
                                     Investments                                                          (in U.S. dollars)
Underlying Equity                    Master International Index Series*                                      $    3,048,254
Funds--100.6%                        Master Mid Cap Index Series*                                                 6,276,886
                                     Master S&P 500 Index Series*++                                              38,468,105
                                     Master Small Cap Index Series*                                               3,257,868

Total Investments (Cost--$44,361,878**)--100.6%                                                                  51,051,113
Liabilities in Excess of Other Assets--(0.6%)                                                                     (319,678)
                                                                                                             --------------
Net Assets--100.0%                                                                                           $   50,731,435
                                                                                                             ==============

 * Investments in companies considered to be an affiliate of the Corporation (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                                Realized            Net
                                                                                   Gains     Investment
   Affiliate                             Contributions      Withdrawals         (Losses)         Income
   Master International Index Series                --      $ 3,000,000      $   731,463     $   66,089
   Master Mid Cap Index Series                      --               --      $   158,526     $   62,207
   Master S&P 500 Index Series             $ 3,000,000      $ 6,480,000      $ (766,463)     $  773,781
   Master Small Cap Index Series                    --               --      $   196,033     $   32,356
   Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                           --               --               --     $      796

** The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:


   Aggregate cost                                    $   44,965,240
                                                     ==============
   Gross unrealized appreciation                     $    6,085,873
   Gross unrealized depreciation                                 --
                                                     --------------
   Net unrealized appreciation                       $    6,085,873
                                                     ==============

++ Enclosed with this report to shareholders is the summary schedule of investments and the financial statements for this underlying investment.

   See Notes to Financial Statements.



Portfolio Information as of December 31, 2004 (unaudited)


                                               Percent of
Growth and Income Fund                           Total
Underlying Asset Diversification              Investments

Underlying Equity Funds                          64.0%
Underlying Fixed Income Funds                    35.9
Other*                                            0.1

*Includes investments in short-term securities.



                                               Percent of
Long-Term Growth Fund                            Total
Underlying Asset Diversification              Investments

Underlying Equity Funds                          85.5%
Underlying Fixed Income Funds                    14.4
Other*                                            0.1

*Includes investments in short-term securities.



                                               Percent of
All-Equity Fund                                  Total
Underlying Equity Diversification             Investments

Underlying Equity Funds                          100.0%



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Statements of Assets and Liabilities

                                                                           Growth and         Long-Term
                                                                             Income             Growth           All-Equity
As of December 31, 2004                                                       Fund               Fund               Fund
Assets

           Investments in affiliated securities, at value*             $    47,392,441    $    76,820,410   $    51,051,113
           Receivables:
               Capital shares sold                                              62,249            110,738            65,177
               Interest from affiliates                                             42                100                --
           Prepaid expenses                                                     28,094             18,274            18,054
                                                                       ---------------    ---------------   ---------------
           Total assets                                                     47,482,826         76,949,522        51,134,344
                                                                       ---------------    ---------------   ---------------

Liabilities

           Payables:
               Capital shares redeemed                                         149,173             49,627           110,963
               Custodian bank                                                       --                 --           195,717
               Distributor                                                      26,765             29,133            26,129
               Administrative fees                                              15,767             25,600            16,846
               Other affiliates                                                 20,113             17,154            14,168
               Investment adviser                                                6,757             10,971             7,220
           Accrued expenses                                                     30,037             27,872            31,866
                                                                       ---------------    ---------------   ---------------
           Total liabilities                                                   248,612            160,357           402,909
                                                                       ---------------    ---------------   ---------------

Net Assets

           Net assets                                                  $    47,234,214    $    76,789,165   $    50,731,435
                                                                       ===============    ===============   ===============

Net Assets Consist of

           Class A Common Stock, $.0001 par value++                    $            14    $            22   $            10
           Class B Common Stock, $.0001 par value++++                              143                122               154
           Class C Common Stock, $.0001 par value++++++                            192                250               218
           Class I Common Stock, $.0001 par value++++++++                          154                450               218
           Class R Common Stock, $.0001 par value++++++++++                          1                 --                 1
           Paid-in capital in excess of par                                 58,609,214         80,051,994        66,183,353
                                                                       ---------------    ---------------   ---------------
           Accumulated distributions in excess of investment
           income--net                                                        (37,038)           (29,995)           (9,049)
           Accumulated realized capital losses--net                       (15,703,821)       (12,385,472)      (22,132,705)
           Unrealized appreciation--net                                      4,365,355          9,151,794         6,689,235
                                                                       ---------------    ---------------   ---------------
           Total accumulated losses--net                                  (11,375,504)        (3,263,673)      (15,452,519)
                                                                       ---------------    ---------------   ---------------
           Net Assets                                                  $    47,234,214    $    76,789,165   $    50,731,435
                                                                       ===============    ===============   ===============


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Statements of Assets and Liabilities (concluded)
                                                                           Growth and         Long-Term
                                                                             Income             Growth           All-Equity
As of December 31, 2004                                                       Fund               Fund               Fund
Net Asset Value

           Class A:
               Net assets                                              $     1,343,422   $      2,021,398   $       872,972
                                                                       ===============    ===============   ===============
               Shares outstanding                                              142,869            222,309           101,458
                                                                       ===============    ===============   ===============
               Net asset value                                         $          9.40    $          9.09   $          8.60
                                                                       ===============    ===============   ===============
           Class B:
               Net assets                                              $    13,359,040    $    11,127,862   $    12,807,376
                                                                       ===============    ===============   ===============
               Shares outstanding                                            1,425,608          1,223,375         1,541,707
                                                                       ===============    ===============   ===============
               Net asset value                                         $          9.37    $          9.10   $          8.31
                                                                       ===============    ===============   ===============
           Class C:
               Net assets                                              $    17,944,391    $    22,705,607   $    18,064,051
                                                                       ===============    ===============   ===============
               Shares outstanding                                            1,915,645          2,502,903         2,175,311
                                                                       ===============    ===============   ===============
               Net asset value                                         $          9.37    $          9.07   $          8.30
                                                                       ===============    ===============   ===============
           Class I:
               Net assets                                              $    14,484,871    $    40,934,180   $    18,900,492
                                                                       ===============    ===============   ===============
               Shares outstanding                                            1,543,041          4,503,221         2,177,743
                                                                       ===============    ===============   ===============
               Net asset value                                         $          9.39    $          9.09   $          8.68
                                                                       ===============    ===============   ===============
           Class R:
               Net assets                                              $       102,490    $           118   $        86,544
                                                                       ===============    ===============   ===============
               Shares outstanding                                               10,918                 13            10,246
                                                                       ===============    ===============   ===============
               Net asset value                                         $          9.39    $          9.08   $          8.45
                                                                       ===============    ===============   ===============
             * Identified cost                                         $    43,027,086    $    67,668,616   $    44,361,878
                                                                       ===============    ===============   ===============
            ++ Authorized shares--Class A                                  166,666,667        166,666,667       166,666,667
                                                                       ===============    ===============   ===============
          ++++ Authorized shares--Class B                                  166,666,667        166,666,667       166,666,666
                                                                       ===============    ===============   ===============
        ++++++ Authorized shares--Class C                                  166,666,667        166,666,667       166,666,667
                                                                       ===============    ===============   ===============
      ++++++++ Authorized shares--Class I                                  166,666,666        166,666,666       166,666,666
                                                                       ===============    ===============   ===============
    ++++++++++ Authorized shares--Class R                                  166,666,667        166,666,666       166,666,667
                                                                       ===============    ===============   ===============

               See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Statements of Operations
                                                                           Growth and         Long-Term
                                                                             Income             Growth           All-Equity
For the Year Ended December 31, 2004                                          Fund               Fund               Fund
Investment Income

           Net investment income allocated from the Underlying Funds   $     1,255,985    $     1,635,667   $       934,433
           Interest from short-term investments from affiliates                  3,917             14,943               796
                                                                       ---------------    ---------------   ---------------
           Total income and net investment income allocated from
           the Underlying Funds                                              1,259,902          1,650,610           935,229
                                                                       ---------------    ---------------   ---------------

Expenses

           Administrative fees                                                 163,660            263,671           176,558
           Account maintenance and distribution fees--Class C                  187,492            227,019           185,088
           Account maintenance and distribution fees--Class B                  129,921            110,553           134,563
           Investment advisory fees                                             70,140            113,002            75,668
           Accounting services                                                  64,686             64,530            64,819
           Registration fees                                                    58,558             60,205            60,778
           Transfer agent fees--Class C                                         44,683             33,775            35,138
           Transfer agent fees--Class I                                         30,209             50,561            28,745
           Printing and shareholder reports                                     21,450             34,547            32,001
           Professional fees                                                    26,741             28,948            29,170
           Transfer agent fees--Class B                                         33,174             16,368            24,578
           Custodian fees                                                       16,209             16,288            13,192
           Directors' fees and expenses                                          6,245              9,587             6,673
           Account maintenance fees--Class A                                     3,677              4,773             1,889
           Transfer agent fees--Class A                                          3,279              2,440             1,224
           Account maintenance and distribution fees--Class R                      647                 --               189
           Transfer agent fees--Class R                                            354                 --                93
           Other                                                                31,628             32,822            31,879
                                                                       ---------------    ---------------   ---------------
           Total expenses                                                      892,753          1,069,089           902,245
                                                                       ---------------    ---------------   ---------------
           Investment income--net                                              367,149            581,521            32,984
                                                                       ---------------    ---------------   ---------------

Realized & Unrealized Gain (Loss)--Net

           Realized gain (loss) allocated from the Underlying
           Funds on:
               Investments--net                                              (364,538)            779,304           426,629
               Futures contracts and swaps--net                            (1,425,981)            102,039         (125,970)
               Foreign currency transactions--net                                5,166             22,775            18,900
                                                                       ---------------    ---------------   ---------------
           Total realized gain (loss) allocated from the
           Underlying Funds--net                                           (1,785,353)            904,118           319,559
           Change in unrealized appreciation/depreciation on
           investments allocated from the Underlying Funds--net              4,777,025          5,433,820         4,553,607
                                                                       ---------------    ---------------   ---------------
           Total realized and unrealized gain allocated from the
           Underlying Funds--net                                             2,991,672          6,337,938         4,873,166
                                                                       ---------------    ---------------   ---------------
           Net Increase in Net Assets Resulting from Operations        $     3,358,821    $     6,919,459   $     4,906,150
                                                                       ===============    ===============   ===============

           See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Statements of Changes in Net Assets                                                                  Growth and Income Fund
                                                                                            For the Year Ended December 31,
Increase (Decrease) in Net Assets:                                                             2004               2003
Operations

           Investment income--net                                                         $       367,149   $       358,129
           Realized loss allocated from the Underlying Funds--net                             (1,785,353)       (2,095,146)
           Change in unrealized appreciation/depreciation allocated from
           the Underlying Funds--net                                                            4,777,025         8,428,725
                                                                                          ---------------   ---------------
           Net increase in net assets resulting from operations                                 3,358,821         6,691,708
                                                                                          ---------------   ---------------

Dividends to Shareholders

           Investment income--net:
               Class A                                                                           (17,507)          (19,062)
               Class B                                                                           (66,797)          (73,919)
               Class C                                                                           (84,359)         (113,609)
               Class I                                                                          (217,666)         (176,755)
               Class R                                                                              (887)               (1)
                                                                                          ---------------   ---------------
           Net decrease in net assets resulting from dividends to shareholders                  (387,216)         (383,346)
                                                                                          ---------------   ---------------

Capital Share Transactions

           Net increase (decrease) in net assets derived from capital
           share transactions                                                                 (2,992,338)         2,492,999
                                                                                          ---------------   ---------------

Net Assets

           Total increase (decrease) in net assets                                               (20,733)         8,801,361
           Beginning of year                                                                   47,254,947        38,453,586
                                                                                          ---------------   ---------------
           End of year*                                                                   $    47,234,214   $    47,254,947
                                                                                          ===============   ===============
               * Accumulated distributions in excess of investment income--net            $      (37,038)   $      (44,649)
                                                                                          ===============   ===============

                 See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Statements of Changes in Net Assets (continued)                                                       Long-Term Growth Fund
                                                                                            For the Year Ended December 31,
Increase (Decrease) in Net Assets:                                                             2004               2003
Operations

           Investment income--net                                                         $       581,521   $       485,794
           Realized gain (loss) allocated from the Underlying Funds--net                          904,118         (231,444)
           Change in unrealized appreciation allocated from the Underlying Funds--net           5,433,820        13,766,193
                                                                                          ---------------   ---------------
           Net increase in net assets resulting from operations                                 6,919,459        14,020,543
                                                                                          ---------------   ---------------

Dividends to Shareholders

           Investment income--net:
               Class A                                                                           (21,988)          (11,939)
               Class B                                                                           (33,969)          (21,848)
               Class C                                                                           (70,004)          (58,146)
               Class I                                                                          (532,073)         (448,075)
               Class R                                                                                (2)               (1)
                                                                                          ---------------   ---------------
           Net decrease in net assets resulting from dividends to shareholders                  (658,036)         (540,009)
                                                                                          ---------------   ---------------

Capital Share Transactions

           Net increase (decrease) in net assets derived from capital
           share transactions                                                                 (5,013,593)         1,602,201
                                                                                          ---------------   ---------------

Net Assets

           Total increase in net assets                                                         1,247,830        15,082,735
           Beginning of year                                                                   75,541,335        60,458,600
                                                                                          ---------------   ---------------
           End of year*                                                                   $    76,789,165   $    75,541,335
                                                                                          ===============   ===============
               * Undistributed (accumulated distributions in excess of)
                 investment income--net                                                   $      (29,995)   $         4,588
                                                                                          ===============   ===============

                 See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Statements of Changes in Net Assets (concluded)                                                             All-Equity Fund
                                                                                            For the Year Ended December 31,
Increase (Decrease) in Net Assets:                                                             2004               2003
Operations

           Investment income (loss)--net                                                  $        32,984   $      (85,802)
           Realized gain (loss) allocated from the Underlying Funds--net                          319,559         (724,318)
           Change in unrealized appreciation allocated from the Underlying Funds--net           4,553,607        12,841,553
                                                                                          ---------------   ---------------
           Net increase in net assets resulting from operations                                 4,906,150        12,031,433
                                                                                          ---------------   ---------------

Dividends to Shareholders

           Investment income--net:
               Class A                                                                              (533)                --
               Class I                                                                           (52,118)                --
               Class R                                                                               (54)                --
                                                                                          ---------------   ---------------
           Net decrease in net assets resulting from dividends to shareholders                   (52,705)                --
                                                                                          ---------------   ---------------

Capital Share Transactions

           Net decrease in net assets derived from capital share transactions                 (5,687,011)       (4,800,562)
                                                                                          ---------------   ---------------

Net Assets

           Total increase (decrease) in net assets                                              (833,566)         7,230,871
           Beginning of year                                                                   51,565,001        44,334,130
                                                                                          ---------------   ---------------
           End of year*                                                                   $    50,731,435   $    51,565,001
                                                                                          ===============   ===============
               * Accumulated distributions in excess of net investment
                 income/accumulated loss--net                                             $       (9,049)   $      (19,484)
                                                                                          ===============   ===============

                 See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Financial Highlights                                                                                 Growth and Income Fund
                                                                                  Class A
                                                                                                            For the Period
                                                                                                          June 2, 2000++ to
The following per share data and ratios have been derived            For the Year Ended December 31,         December 31,
from information provided in the financial statements.          2004         2003         2002         2001      2000
Per Share Operating Performance

           Net asset value, beginning of period              $     8.82   $     7.60   $     8.71   $     9.33   $    10.00
                                                             ----------   ----------   ----------   ----------   ----------
           Investment income--net                              .11+++++     .11+++++     .16+++++     .21+++++          .10
           Realized and unrealized gain (loss) allocated
           from the Underlying Funds--net                           .59         1.22        (.96)        (.68)        (.67)
                                                             ----------   ----------   ----------   ----------   ----------
           Total from investment operations                         .70         1.33        (.80)        (.47)        (.57)
                                                             ----------   ----------   ----------   ----------   ----------
           Less dividends:
               Investment income--net                             (.12)        (.11)        (.31)        (.15)        (.10)
               In excess of investment income--net                   --           --           --           --       --++++
                                                             ----------   ----------   ----------   ----------   ----------
           Total dividends                                        (.12)        (.11)        (.31)        (.15)        (.10)
                                                             ----------   ----------   ----------   ----------   ----------
           Net asset value, end of period                    $     9.40   $     8.82   $     7.60   $     8.71   $     9.33
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment Return**

           Based on net asset value per share                     7.93%       17.52%      (9.20%)      (5.03%)   (5.64%)+++
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses, net of waiver and reimbursement++++++        1.45%        1.37%        1.13%         .55%        .57%*
                                                             ==========   ==========   ==========   ==========   ==========
           Expenses++++++                                         1.45%        1.37%        1.26%        1.06%       2.19%*
                                                             ==========   ==========   ==========   ==========   ==========
           Investment income--net                                 1.20%        1.40%        1.99%        2.29%       2.68%*
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of period (in thousands)          $    1,343   $    1,558   $    1,042   $    1,519   $    1,476
                                                             ==========   ==========   ==========   ==========   ==========
           Portfolio turnover                                     1.07%       13.77%       86.13%       41.29%       21.61%
                                                             ==========   ==========   ==========   ==========   ==========

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

            ++ Commencement of operations.

          ++++ Amount is less than $(.01) per share.

        ++++++ Amounts do not include expenses of the Underlying Funds. As of December 31, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent years ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and
               December 31, 2000, this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and
               1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the
               Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Financial Highlights (continued)                                                                     Growth and Income Fund
                                                                                  Class B
                                                                                                            For the Period
                                                                                                          June 2, 2000++ to
The following per share data and ratios have been derived            For the Year Ended December 31,         December 31,
from information provided in the financial statements.          2004         2003         2002         2001      2000
Per Share Operating Performance

           Net asset value, beginning of period              $     8.79   $     7.58   $     8.69   $     9.32   $    10.00
                                                             ----------   ----------   ----------   ----------   ----------
           Investment income--net                              .04+++++     .05+++++     .10+++++     .11+++++          .07
           Realized and unrealized gain (loss) allocated
           from the Underlying Funds--net                           .59         1.21        (.97)        (.64)        (.68)
                                                             ----------   ----------   ----------   ----------   ----------
           Total from investment operations                         .63         1.26        (.87)        (.53)        (.61)
                                                             ----------   ----------   ----------   ----------   ----------
           Less dividends:
               Investment income--net                             (.05)        (.05)        (.24)        (.10)        (.07)
               In excess of investment income--net                   --           --           --           --       --++++
                                                             ----------   ----------   ----------   ----------   ----------
           Total dividends                                        (.05)        (.05)        (.24)        (.10)        (.07)
                                                             ----------   ----------   ----------   ----------   ----------
           Net asset value, end of period                    $     9.37   $     8.79   $     7.58   $     8.69   $     9.32
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment Return**

           Based on net asset value per share                     7.14%       16.65%      (9.98%)      (5.70%)   (6.05%)+++
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses, net of waiver and reimbursement++++++        2.23%        2.14%        1.91%        1.31%       1.33%*
                                                             ==========   ==========   ==========   ==========   ==========
           Expenses++++++                                         2.23%        2.14%        2.03%        1.83%       2.95%*
                                                             ==========   ==========   ==========   ==========   ==========
           Investment income--net                                  .46%         .58%        1.28%        1.33%       1.81%*
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of period (in thousands)          $   13,359   $   12,722   $   10,637   $   13,781   $    8,221
                                                             ==========   ==========   ==========   ==========   ==========
           Portfolio turnover                                     1.07%       13.77%       86.13%       41.29%       21.61%
                                                             ==========   ==========   ==========   ==========   ==========

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

            ++ Commencement of operations.

          ++++ Amount is less than $(.01) per share.

        ++++++ Amounts do not include expenses of the Underlying Funds. As of December 31, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent years ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and
               December 31, 2000, this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and
               1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the
               Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Financial Highlights (continued)                                                                     Growth and Income Fund
                                                                                  Class C
                                                                                                            For the Period
                                                                                                          June 2, 2000++ to
The following per share data and ratios have been derived            For the Year Ended December 31,         December 31,
from information provided in the financial statements.          2004         2003         2002         2001      2000
Per Share Operating Performance

           Net asset value, beginning of period              $     8.78   $     7.57   $     8.68   $     9.30   $    10.00
                                                             ----------   ----------   ----------   ----------   ----------
           Investment income--net                              .04+++++     .05+++++     .10+++++     .12+++++          .07
           Realized and unrealized gain (loss) allocated
           from the Underlying Funds--net                           .59         1.21        (.96)        (.65)        (.70)
                                                             ----------   ----------   ----------   ----------   ----------
           Total from investment operations                         .63         1.26        (.86)        (.53)        (.63)
                                                             ----------   ----------   ----------   ----------   ----------
           Less dividends:
               Investment income--net                             (.04)        (.05)        (.25)        (.09)        (.07)
               In excess of investment income--net                   --           --           --           --       --++++
                                                             ----------   ----------   ----------   ----------   ----------
           Total dividends                                        (.04)        (.05)        (.25)        (.09)        (.07)
                                                             ----------   ----------   ----------   ----------   ----------
           Net asset value, end of period                    $     9.37   $     8.78   $     7.57   $     8.68   $     9.30
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment Return**

           Based on net asset value per share                     7.22%       16.63%      (9.97%)      (5.68%)   (6.26%)+++
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses, net of waiver and reimbursement++++++        2.21%        2.14%        1.91%        1.31%       1.33%*
                                                             ==========   ==========   ==========   ==========   ==========
           Expenses++++++                                         2.21%        2.14%        2.04%        1.82%       2.92%*
                                                             ==========   ==========   ==========   ==========   ==========
           Investment income--net                                  .43%         .58%        1.27%        1.35%       1.74%*
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of period (in thousands)          $   17,944   $   20,567   $   17,000   $   21,731   $   15,376
                                                             ==========   ==========   ==========   ==========   ==========
           Portfolio turnover                                     1.07%       13.77%       86.13%       41.29%       21.61%
                                                             ==========   ==========   ==========   ==========   ==========

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

            ++ Commencement of operations.

          ++++ Amount is less than $(.01) per share.

        ++++++ Amounts do not include expenses of the Underlying Funds. As of December 31, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent years ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and
               December 31, 2000, this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and
               1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the
               Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Financial Highlights (continued)                                                                     Growth and Income Fund
                                                                                  Class I
                                                                                                            For the Period
                                                                                                          June 2, 2000++ to
The following per share data and ratios have been derived            For the Year Ended December 31,         December 31,
from information provided in the financial statements.          2004         2003         2002         2001      2000
Per Share Operating Performance

           Net asset value, beginning of period              $     8.80   $     7.59   $     8.72   $     9.33   $    10.00
                                                             ----------   ----------   ----------   ----------   ----------
           Investment income--net                              .14+++++     .13+++++     .16+++++     .20+++++          .11
           Realized and unrealized gain (loss) allocated
           from the Underlying Funds--net                           .59         1.21        (.96)        (.64)        (.67)
                                                             ----------   ----------   ----------   ----------   ----------
           Total from investment operations                         .73         1.34        (.80)        (.44)        (.56)
                                                             ----------   ----------   ----------   ----------   ----------
           Less dividends:
               Investment income--net                             (.14)        (.13)        (.33)        (.17)        (.11)
               In excess of investment income--net                   --           --           --           --       --++++
                                                             ----------   ----------   ----------   ----------   ----------
           Total dividends                                        (.14)        (.13)        (.33)        (.17)        (.11)
                                                             ----------   ----------   ----------   ----------   ----------
           Net asset value, end of period                    $     9.39   $     8.80   $     7.59   $     8.72   $     9.33
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment Return**

           Based on net asset value per share                     8.34%       17.67%      (9.04%)      (4.68%)   (5.54%)+++
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses, net of waiver and reimbursement++++++        1.21%        1.13%         .79%         .30%        .32%*
                                                             ==========   ==========   ==========   ==========   ==========
           Expenses++++++                                         1.21%        1.13%         .94%         .81%       1.92%*
                                                             ==========   ==========   ==========   ==========   ==========
           Investment income--net                                 1.54%        1.60%        2.00%        2.17%       2.97%*
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of period (in thousands)          $   14,485   $   12,407   $    9,775   $   61,401   $    1,379
                                                             ==========   ==========   ==========   ==========   ==========
           Portfolio turnover                                     1.07%       13.77%       86.13%       41.29%       21.61%
                                                             ==========   ==========   ==========   ==========   ==========

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

            ++ Commencement of operations.

          ++++ Amount is less than $(.01) per share.

        ++++++ Amounts do not include expenses of the Underlying Funds. As of December 31, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent years ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and
               December 31, 2000, this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and
               1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the
               Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Financial Highlights (continued)                                                                     Growth and Income Fund
                                                                                                     Class R

                                                                                             For the       For the Period
                                                                                            Year Ended   October 10, 2003++
The following per share data and ratios have been derived                                  December 31,   to December 31,
from information provided in the financial statements.                                         2004             2003
Per Share Operating Performance

           Net asset value, beginning of period                                           $          8.77   $          8.42
                                                                                          ---------------   ---------------
           Investment income--net***                                                                  .09               .06
           Realized and unrealized gain allocated from the Underlying Funds--net                      .61               .42
                                                                                          ---------------   ---------------
           Total from investment operations                                                           .70               .48
                                                                                          ---------------   ---------------
           Less dividends from investment income--net                                               (.08)             (.13)
                                                                                          ---------------   ---------------
           Net asset value, end of period                                                 $          9.39   $          8.77
                                                                                          ===============   ===============

Total Investment Return**

           Based on net asset value per share                                                       8.02%          5.59%+++
                                                                                          ===============   ===============

Ratios to Average Net Assets

           Expenses++++                                                                             1.71%            1.40%*
                                                                                          ===============   ===============
           Investment income--net                                                                    .96%            2.36%*
                                                                                          ===============   ===============

Supplemental Data

           Net assets, end of period (in thousands)                                       $           102   $       --+++++
                                                                                          ===============   ===============
           Portfolio turnover                                                                       1.07%            13.77%
                                                                                          ===============   ===============

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

           *** Based on average shares outstanding.

            ++ Commencement of operations.

          ++++ Amounts do not include expenses of the Underlying Funds. As of December 31, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent years ended. As of December 31, 2003, this range was from .04% to .17%.
               The impact of the Underlying Fund's expense ratios on the Fund can vary according to changes in the Underlying Fund's expenses and the investment weighting the Fund has in the Underlying Funds.

           +++ Aggregate total investment return.

         +++++ Amount is less than $1,000.

               See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Financial Highlights (continued)                                                                      Long-Term Growth Fund
                                                                                  Class A
                                                                                                            For the Period
                                                                                                          June 2, 2000++ to
The following per share data and ratios have been derived            For the Year Ended December 31,         December 31,
from information provided in the financial statements.          2004         2003         2002         2001      2000
Per Share Operating Performance

           Net asset value, beginning of period              $     8.36   $     6.82   $     8.19   $     9.03   $    10.00
                                                             ----------   ----------   ----------   ----------   ----------
           Investment income--net                              .09+++++     .07+++++     .08+++++     .11+++++          .07
           Realized and unrealized gain (loss) allocated
           from the Underlying Funds--net                           .74         1.55       (1.37)        (.90)        (.98)
                                                             ----------   ----------   ----------   ----------   ----------
           Total from investment operations                         .83         1.62       (1.29)        (.79)        (.91)
                                                             ----------   ----------   ----------   ----------   ----------
           Less dividends from investment income--net             (.10)        (.08)        (.08)        (.05)        (.06)
                                                             ----------   ----------   ----------   ----------   ----------
           Net asset value, end of period                    $     9.09   $     8.36   $     6.82   $     8.19   $     9.03
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment Return**

           Based on net asset value per share                     9.92%       23.79%     (15.71%)      (8.71%)   (9.07%)+++
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses, net of waiver and reimbursement++++          1.20%        1.24%        1.07%         .33%        .35%*
                                                             ==========   ==========   ==========   ==========   ==========
           Expenses++++                                           1.20%        1.24%        1.28%        1.15%       1.97%*
                                                             ==========   ==========   ==========   ==========   ==========
           Investment income--net                                 1.01%        1.04%        1.04%        1.36%       1.46%*
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of period (in thousands)          $    2,021   $    1,490   $      814   $    1,275   $    1,545
                                                             ==========   ==========   ==========   ==========   ==========
           Portfolio turnover                                     4.05%        9.13%       96.44%       50.96%       23.01%
                                                             ==========   ==========   ==========   ==========   ==========

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

            ++ Commencement of operations.

          ++++ Amounts do not include expenses of the Underlying Funds. As of December 31, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent years ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and
               December 31, 2000, this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and
               1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the
               Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Financial Highlights (continued)                                                                      Long-Term Growth Fund
                                                                                  Class B
                                                                                                            For the Period
                                                                                                          June 2, 2000++ to
The following per share data and ratios have been derived            For the Year Ended December 31,         December 31,
from information provided in the financial statements.          2004         2003         2002         2001      2000
Per Share Operating Performance

           Net asset value, beginning of period              $     8.36   $     6.82   $     8.17   $     9.02   $    10.00
                                                             ----------   ----------   ----------   ----------   ----------
           Investment income--net                              .02+++++     .01+++++     .02+++++     .04+++++          .04
           Realized and unrealized gain (loss) allocated
           from the Underlying Funds--net                           .75         1.55       (1.35)        (.89)        (.99)
                                                             ----------   ----------   ----------   ----------   ----------
           Total from investment operations                         .77         1.56       (1.33)        (.85)        (.95)
                                                             ----------   ----------   ----------   ----------   ----------
           Less dividends from investment income--net             (.03)        (.02)        (.02)       --++++        (.03)
                                                             ----------   ----------   ----------   ----------   ----------
           Net asset value, end of period                    $     9.10   $     8.36   $     6.82   $     8.17   $     9.02
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment Return**

           Based on net asset value per share                     9.19%       22.84%     (16.34%)      (9.42%)   (9.53%)+++
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses, net of waiver and reimbursement++++++        1.97%        2.02%        1.83%        1.09%       1.10%*
                                                             ==========   ==========   ==========   ==========   ==========
           Expenses++++++                                         1.97%        2.02%        2.04%        1.92%       2.73%*
                                                             ==========   ==========   ==========   ==========   ==========
           Investment income--net                                 0.21%         .18%         .24%         .51%        .72%*
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of period (in thousands)          $   11,128   $   10,791   $    9,341   $   14,015   $   11,547
                                                             ==========   ==========   ==========   ==========   ==========
           Portfolio turnover                                     4.05%        9.13%       96.44%       50.96%       23.01%
                                                             ==========   ==========   ==========   ==========   ==========

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

            ++ Commencement of operations.

          ++++ Amount is less than $(.01) per share.

        ++++++ Amounts do not include expenses of the Underlying Funds. As of December 31, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent years ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and
               December 31, 2000, this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and
               1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the
               Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Financial Highlights (continued)                                                                      Long-Term Growth Fund
                                                                                  Class C
                                                                                                            For the Period
                                                                                                          June 2, 2000++ to
The following per share data and ratios have been derived            For the Year Ended December 31,         December 31,
from information provided in the financial statements.          2004         2003         2002         2001      2000
Per Share Operating Performance

           Net asset value, beginning of period              $     8.34   $     6.81   $     8.16   $     9.02   $    10.00
                                                             ----------   ----------   ----------   ----------   ----------
           Investment income--net                              .02+++++     .01+++++     .02+++++     .04+++++          .03
           Realized and unrealized gain (loss) allocated
           from the Underlying Funds--net                           .74         1.54       (1.35)        (.90)        (.98)
                                                             ----------   ----------   ----------   ----------   ----------
           Total from investment operations                         .76         1.55       (1.33)        (.86)        (.95)
                                                             ----------   ----------   ----------   ----------   ----------
           Less dividends from investment income--net             (.03)        (.02)        (.02)       --++++        (.03)
                                                             ----------   ----------   ----------   ----------   ----------
           Net asset value, end of period                    $     9.07   $     8.34   $     6.81   $     8.16   $     9.02
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment Return**

           Based on net asset value per share                     9.09%       22.79%     (16.26%)      (9.50%)   (9.48%)+++
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses, net of waiver and reimbursement++++++        1.97%        2.02%        1.86%        1.10%       1.10%*
                                                             ==========   ==========   ==========   ==========   ==========
           Expenses++++++                                         1.97%        2.02%        2.05%        1.92%       2.72%*
                                                             ==========   ==========   ==========   ==========   ==========
           Investment income--net                                  .21%         .20%         .29%         .44%        .64%*
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of period (in thousands)          $   22,706   $   23,374   $   18,852   $   24,421   $   15,764
                                                             ==========   ==========   ==========   ==========   ==========
           Portfolio turnover                                     4.05%        9.13%       96.44%       50.96%       23.01%
                                                             ==========   ==========   ==========   ==========   ==========

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

            ++ Commencement of operations.

          ++++ Amount is less than $(.01) per share.

        ++++++ Amounts do not include expenses of the Underlying Funds. As of December 31, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent years ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and
               December 31, 2000, this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and
               1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the
               Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Financial Highlights (continued)                                                                      Long-Term Growth Fund
                                                                                  Class I
                                                                                                            For the Period
                                                                                                          June 2, 2000++ to
The following per share data and ratios have been derived            For the Year Ended December 31,         December 31,
from information provided in the financial statements.          2004         2003         2002         2001      2000
Per Share Operating Performance

           Net asset value, beginning of period              $     8.36   $     6.81   $     8.18   $     9.03   $    10.00
                                                             ----------   ----------   ----------   ----------   ----------
           Investment income--net                              .11+++++     .09+++++     .10+++++     .07+++++          .06
           Realized and unrealized gain (loss) allocated
           from the Underlying Funds--net                           .74         1.56       (1.37)        (.84)        (.96)
                                                             ----------   ----------   ----------   ----------   ----------
           Total from investment operations                         .85         1.65       (1.27)        (.77)        (.90)
                                                             ----------   ----------   ----------   ----------   ----------
           Less dividends from investment income--net             (.12)        (.10)        (.10)        (.08)        (.07)
                                                             ----------   ----------   ----------   ----------   ----------
           Net asset value, end of period                    $     9.09   $     8.36   $     6.81   $     8.18   $     9.03
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment Return**

           Based on net asset value per share                    10.18%       24.19%     (15.59%)      (8.57%)   (8.94%)+++
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses, net of waiver and reimbursement++++           .95%        1.00%         .83%         .08%        .09%*
                                                             ==========   ==========   ==========   ==========   ==========
           Expenses++++                                            .95%        1.00%        1.03%         .93%       1.71%*
                                                             ==========   ==========   ==========   ==========   ==========
           Investment income--net                                 1.24%        1.22%        1.28%         .93%       1.71%*
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of period (in thousands)          $   40,934   $   39,886   $   31,452   $   42,512   $    2,538
                                                             ==========   ==========   ==========   ==========   ==========
           Portfolio turnover                                     4.05%        9.13%       96.44%       50.96%       23.01%
                                                             ==========   ==========   ==========   ==========   ==========

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

            ++ Commencement of operations.

          ++++ Amounts do not include expenses of the Underlying Funds. As of December 31, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent years ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and
               December 31, 2000, this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and
               1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the
               Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Financial Highlights (continued)                                                                      Long-Term Growth Fund
                                                                                                     Class R

                                                                                             For the       For the Period
                                                                                            Year Ended   October 10, 2003++
The following per share data and ratios have been derived                                  December 31,   to December 31,
from information provided in the financial statements.                                         2004             2003
Per Share Operating Performance

           Net asset value, beginning of period                                           $          8.35   $          7.89
                                                                                          ---------------   ---------------

           Investment income--net***                                                                  .15               .04
           Realized and unrealized gain allocated from the Underlying Funds--net                      .70               .52
                                                                                          ---------------   ---------------
           Total from investment operations                                                           .85               .56
                                                                                          ---------------   ---------------
           Less dividends from investment income--net                                               (.12)             (.10)
                                                                                          ---------------   ---------------
           Net asset value, end of period                                                 $          9.08   $          8.35
                                                                                          ===============   ===============

Total Investment Return**

           Based on net asset value per share                                                      10.19%          6.93%+++
                                                                                          ===============   ===============

Ratios to Average Net Assets

           Expenses++++                                                                             1.20%            1.40%*
                                                                                          ===============   ===============
           Investment income--net                                                                    .99%            1.67%*
                                                                                          ===============   ===============

Supplemental Data

           Net assets, end of period (in thousands)                                       $       --+++++   $       --+++++
                                                                                          ===============   ===============
           Portfolio turnover                                                                       4.05%             9.13%
                                                                                          ===============   ===============

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

           *** Based on average shares outstanding.

            ++ Commencement of operations.

          ++++ Amounts do not include expenses of the Underlying Funds. As of December 31, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent years ended. As of December 31, 2003, this range was from .04% to .17%.
               The impact of the Underlying Fund's expense ratios on the Fund can vary according to changes in the Underlying Fund's expenses and the investment weighting the Fund has in the Underlying Funds.

           +++ Aggregate total investment return.

         +++++ Amount is less than $1,000.

               See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Financial Highlights (continued)                                                                            All-Equity Fund
                                                                                  Class A
                                                                                                            For the Period
                                                                                                          June 2, 2000++ to
The following per share data and ratios have been derived            For the Year Ended December 31,         December 31,
from information provided in the financial statements.          2004         2003         2002         2001      2000
Per Share Operating Performance

           Net asset value, beginning of period              $     7.76   $     5.97   $     7.68   $     8.81   $    10.00
                                                             ----------   ----------   ----------   ----------   ----------
           Investment income (loss)--net                       .04+++++     .02+++++  --+++++++++++ --+++++++++         .01
           Realized and unrealized gain (loss) allocated
           from the Underlying Funds--net                           .81         1.77       (1.71)       (1.13)       (1.20)
                                                             ----------   ----------   ----------   ----------   ----------
           Total from investment operations                         .85         1.79       (1.71)       (1.13)       (1.19)
                                                             ----------   ----------   ----------   ----------   ----------
           Less dividends from investment income--net             (.01)           --           --           --           --
                                                             ----------   ----------   ----------   ----------   ----------
           Net asset value, end of period                    $     8.60   $     7.76   $     5.97   $     7.68   $     8.81
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment Return**

           Based on net asset value per share                    10.89%       29.98%     (22.27%)     (12.83%)  (11.90%)+++
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses, net of waiver and reimbursement++++++++      1.38%        1.41%        1.11%         .23%        .24%*
                                                             ==========   ==========   ==========   ==========   ==========
           Expenses++++++++                                       1.38%        1.41%        1.42%        1.28%       1.50%*
                                                             ==========   ==========   ==========   ==========   ==========
           Investment income (loss)--net                           .51%         .25%         .01%       (.05%)        .35%*
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of period (in thousands)          $      873   $      700   $      805   $    1,668   $    3,860
                                                             ==========   ==========   ==========   ==========   ==========
           Portfolio turnover                                     5.92%        5.28%      118.72%       49.26%       46.57%
                                                             ==========   ==========   ==========   ==========   ==========

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

            ++ Commencement of operations.

          ++++ Amount is less than $(.01) per share.

        ++++++ Amount is less than $.01 per share.

      ++++++++ Amounts do not include expenses of the Underlying Funds. As of December 31, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent years ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and
               December 31, 2000, this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and
               1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the
               Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Financial Highlights (continued)                                                                            All-Equity Fund
                                                                                  Class B
                                                                                                            For the Period
                                                                                                          June 2, 2000++ to
The following per share data and ratios have been derived            For the Year Ended December 31,         December 31,
from information provided in the financial statements.          2004         2003         2002         2001      2000
Per Share Operating Performance

           Net asset value, beginning of period              $     7.55   $     5.85   $     7.58   $     8.77   $    10.00
                                                             ----------   ----------   ----------   ----------   ----------
           Investment loss--net                              (.03)+++++   (.03)+++++   (.05)+++++   (.07)+++++        (.02)
           Realized and unrealized gain (loss) allocated
           from the Underlying Funds--net                           .79         1.73       (1.68)       (1.12)       (1.21)
                                                             ----------   ----------   ----------   ----------   ----------
           Total from investment operations                         .76         1.70       (1.73)       (1.19)       (1.23)
                                                             ----------   ----------   ----------   ----------   ----------
           Net asset value, end of period                    $     8.31   $     7.55   $     5.85   $     7.58   $     8.77
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment Return**

           Based on net asset value per share                    10.07%       29.06%     (22.82%)     (13.57%)  (12.30%)+++
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses, net of waiver and reimbursement++++          2.15%        2.19%        1.93%        1.00%       1.00%*
                                                             ==========   ==========   ==========   ==========   ==========
           Expenses++++                                           2.15%        2.19%        2.21%        2.04%       2.25%*
                                                             ==========   ==========   ==========   ==========   ==========
           Investment loss--net                                  (.34%)       (.50%)       (.73%)       (.83%)      (.42%)*
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of period (in thousands)          $   12,807   $   14,717   $   14,067   $   22,676   $   24,148
                                                             ==========   ==========   ==========   ==========   ==========
           Portfolio turnover                                     5.92%        5.28%      118.72%       49.26%       46.57%
                                                             ==========   ==========   ==========   ==========   ==========

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

            ++ Commencement of operations.

          ++++ Amounts do not include expenses of the Underlying Funds. As of December 31, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent years ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and
               December 31, 2000, this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and
               1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the
               Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Financial Highlights (continued)                                                                            All-Equity Fund
                                                                                  Class C
                                                                                                            For the Period
                                                                                                          June 2, 2000++ to
The following per share data and ratios have been derived            For the Year Ended December 31,         December 31,
from information provided in the financial statements.          2004         2003         2002         2001      2000
Per Share Operating Performance

           Net asset value, beginning of period              $     7.55   $     5.85   $     7.58   $     8.77   $    10.00
                                                             ----------   ----------   ----------   ----------   ----------
           Investment loss--net                              (.03)+++++   (.03)+++++   (.05)+++++   (.07)+++++        (.02)
           Realized and unrealized gain (loss) allocated
           from the Underlying Funds--net                           .78         1.73       (1.68)       (1.12)       (1.21)
                                                             ----------   ----------   ----------   ----------   ----------
           Total from investment operations                         .75         1.70       (1.73)       (1.19)       (1.23)
                                                             ----------   ----------   ----------   ----------   ----------
           Net asset value, end of period                    $     8.30   $     7.55   $     5.85   $     7.58   $     8.77
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment Return**

           Based on net asset value per share                     9.93%       29.06%     (22.82%)     (13.57%)  (12.30%)+++
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses, net of waiver and reimbursement++++          2.15%        2.19%        1.95%        1.01%       1.00%*
                                                             ==========   ==========   ==========   ==========   ==========
           Expenses++++                                           2.15%        2.19%        2.23%        2.05%       2.26%*
                                                             ==========   ==========   ==========   ==========   ==========
           Investment loss--net                                  (.33%)       (.50%)       (.73%)       (.84%)      (.44%)*
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of period (in thousands)          $   18,064   $   20,080   $   18,327   $   28,625   $   26,943
                                                             ==========   ==========   ==========   ==========   ==========
           Portfolio turnover                                     5.92%        5.28%      118.72%       49.26%       46.57%
                                                             ==========   ==========   ==========   ==========   ==========

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

            ++ Commencement of operations.

          ++++ Amounts do not include expenses of the Underlying Funds. As of December 31, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent years ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and
               December 31, 2000, this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and
               1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the
               Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Financial Highlights (continued)                                                                            All-Equity Fund
                                                                                  Class I
                                                                                                            For the Period
                                                                                                          June 2, 2000++ to
The following per share data and ratios have been derived            For the Year Ended December 31,         December 31,
from information provided in the financial statements.          2004         2003         2002         2001      2000
Per Share Operating Performance

           Net asset value, beginning of period              $     7.83   $     6.00   $     7.70   $     8.82   $    10.00
                                                             ----------   ----------   ----------   ----------   ----------
           Investment income--net                              .06+++++     .04+++++     .02+++++     .01+++++          .02
           Realized and unrealized gain (loss) allocated
           from the Underlying Funds--net                           .81         1.79       (1.72)       (1.13)       (1.20)
                                                             ----------   ----------   ----------   ----------   ----------
           Total from investment operations                         .87         1.83       (1.70)       (1.12)       (1.18)
                                                             ----------   ----------   ----------   ----------   ----------
           Less dividends from investment income--net             (.02)           --           --           --           --
                                                             ----------   ----------   ----------   ----------   ----------
           Net asset value, end of period                    $     8.68   $     7.83   $     6.00   $     7.70   $     8.82
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment Return**

           Based on net asset value per share                    11.16%       30.50%     (21.88%)     (12.70%)  (11.80%)+++
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses, net of waiver and reimbursement++++          1.14%        1.15%         .93%         .00%        .00%*
                                                             ==========   ==========   ==========   ==========   ==========
           Expenses++++                                           1.14%        1.15%        1.20%        1.01%       1.26%*
                                                             ==========   ==========   ==========   ==========   ==========
           Investment income--net                                  .76%         .57%         .32%         .18%        .53%*
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of period (in thousands)          $   18,900   $   16,068   $   11,135   $   16,057   $    5,406
                                                             ==========   ==========   ==========   ==========   ==========
           Portfolio turnover                                     5.92%        5.28%      118.72%       49.26%       46.57%
                                                             ==========   ==========   ==========   ==========   ==========

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

            ++ Commencement of operations.

          ++++ Amounts do not include expenses of the Underlying Funds. As of December 31, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent years ended. As of December 31, 2003, December 31, 2002, December 31, 2001 and
               December 31, 2000, this range was from .04% to .17%, .04% to .08%, 1.21% to 1.72% and
               1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the
               Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Financial Highlights (concluded)                                                                            All-Equity Fund
                                                                                                     Class R

                                                                                             For the       For the Period
                                                                                            Year Ended   October 10, 2003++
The following per share data and ratios have been derived                                  December 31,   to December 31,
from information provided in the financial statements.                                         2004             2003
Per Share Operating Performance

           Net asset value, beginning of period                                           $          7.62   $          7.03
                                                                                          ---------------   ---------------
           Investment income--net***                                                                  .06               .03
           Realized and unrealized gain allocated from the Underlying Funds--net                      .78               .56
                                                                                          ---------------   ---------------
           Total from investment operations                                                           .84               .59
           Less dividends from investment income--net                                               (.01)                --
                                                                                          ---------------   ---------------
           Net asset value, end of period                                                 $          8.45   $          7.62
                                                                                          ===============   ===============

Total Investment Return**

           Based on net asset value per share                                                      10.96%          8.39%+++
                                                                                          ===============   ===============

Ratios to Average Net Assets

           Expenses++++                                                                             1.50%            1.54%*
                                                                                          ===============   ===============
           Investment income--net                                                                    .79%            1.05%*
                                                                                          ===============   ===============

Supplemental Data

           Net assets, end of period (in thousands)                                       $            87   $       --+++++
                                                                                          ===============   ===============
           Portfolio turnover                                                                       5.92%             5.28%
                                                                                          ===============   ===============

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

           *** Based on average shares outstanding.

            ++ Commencement of operations.

          ++++ Amounts do not include expenses of the Underlying Funds. As of December 31, 2004, the expense ratios of the Underlying Funds ranged from .03% to .09% as of their most recent years ended. As of December 31, 2003, this range was from .04% to .17%.
               The impact of the Underlying Fund's expense ratios on the Fund can vary according to changes in the Underlying Fund's expenses and the investment weighting the Fund has in the Underlying Funds.

           +++ Aggregate total investment return.

         +++++ Amount is less than $1,000.

               See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



Notes to Financial Statements


1. Significant Accounting Policies:
Merrill Lynch Strategy Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company consisting of three separate funds: Merrill Lynch Strategy Growth and Income Fund ("Growth and Income Fund"), Merrill Lynch Strategy Long-Term Growth Fund ("Long-Term Growth Fund") and Merrill Lynch Strategy All-Equity Fund ("All-Equity Fund") (the "Fund" or "Funds"). Each Fund seeks to achieve its respective investment objective by investing in a mix of Underlying Funds (the "Underlying Funds"), managed or distributed by Fund Asset Management, L.P. ("FAM"), or one of its affiliates. The equity portion of each Fund is invested in the Master S&P 500 Index Series, Master Mid Cap Index Series, Master Small Cap Index Series and Master International Index Series. The fixed income portion of Growth and Income Fund and Long-Term Growth Fund is invested in the Master Aggregate Bond Index Series. The value of each Fund's investment in the Underlying Funds reflects the Fund's proportionate interest in the net assets of each Underlying Fund. The performance of each Fund is impacted by the performance of the Underlying Funds. In addition, each Fund may invest some of its assets directly in derivative instruments. Each Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Class R Shares are sold only to certain retirement plans. Shares of Class B and Class C may be subject to a contingent deferred sales charge.
All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on certain changes to the Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Funds.

(a) Valuation of investments--Each Fund records its investment in the Underlying Funds at fair value. Equity securities, which are held by each Fund and the Underlying Funds, that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Corporation. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Corporation. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Funds and Underlying Funds employ pricing services to provide certain security prices for each Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board, including valuations furnished by the pricing services retained by each Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Funds or Underlying Funds under the general supervision of the Corporation's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Corporation.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



Notes to Financial Statements (continued)


Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of each Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of each Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Corporation's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Corporation's Board of Directors.

(b) Derivative financial instruments--Each Fund may engage in various portfolio investment strategies both to increase the return of each Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Options--Each Fund may write and purchase call and put options. When each Fund writes an option, an amount equal to the premium received by each Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or each Fund enters into a closing transaction), each Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--Each Fund may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

* Foreign currency options and futures--Each Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by each Fund, sold by each Fund but not yet delivered, or committed or anticipated to be purchased by each Fund.

* Financial futures contracts--Each Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, each Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Swaps--Each Fund may enter into swap agreements, which are over-the-counter contracts in which each Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



Notes to Financial Statements (continued)


* Short sales--When a Fund engages in a short sale, an amount equal to the proceeds received by each Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. Each Fund maintains a segregated account of securities as collateral for the short sales. Each Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account. Each Fund is required to repay the counterparty any dividends or interest received on the security sold short.

(c) Income taxes--It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Funds record daily their proportionate share of the Underlying Funds' income, expenses and realized and unrealized gains and losses.

(e) Expenses--Most expenses of the Corporation can be directly attributed to a Fund. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Each Fund indirectly bears its proportional share of the fees and expenses of the Underlying Funds in which it invests. Accordingly, each Fund's investment return will be net of both the fees and expenses of the Underlying Funds and the expenses attributable to each Fund.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.

(h) Custodian bank--The All-Equity Fund recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from management estimates of available cash.

(i) Securities lending--Each Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Where each Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. Each Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where each Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. Each Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, each Fund could experience delays and costs in gaining access to the collateral. Each Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



Notes to Financial Statements (continued)


(j) Reclassifications--U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, in the Growth and Income Fund during the current year, $139,460 has been reclassified between accumulated net realized capital losses on investments and paid-in capital in excess of par, $5,423 has been reclassified between paid-in capital in excess of par and accumulated distributions in excess of net investment income, and $22,255 has been reclassified between accumulated net realized capital losses on investments and accumulated distributions in excess of net investment income as a result of permanent differences attributable to distributions of securities not recognized for tax purposes, gains from the sale of stock of passive foreign investment companies, foreign currency transactions, swap agreements and nondeductible expenses. In the Long-Term Growth Fund during the current year, $697,191 has been reclassified between accumulated net realized capital losses and paid-in capital in excess of par, $35,709 has been reclassified between accumulated net realized capital losses and accumulated distributions in excess of net investment income and $6,223 has been reclassified between paid-in capital in excess of par and accumulated distributions in excess of net investment income as a result of permanent differences attributable to distributions of securities not recognized for tax purposes, gains from the sale of stock of passive foreign investment companies, foreign currency transactions, swap agreements and nondeductible expenses. In the All-Equity Fund during the current year, $577,880 has been reclassified between accumulated net realized capital losses on investments and paid-in capital in excess of par and $30,156 has been reclassified between accumulated net realized capital losses on investments and accumulated distributions in excess of net investment income as a result of permanent differences attributable to net gains realized on the distribution of securities not recognized for tax purposes, gains from the sale of stock of passive foreign investment companies, foreign currency transactions and nondeductible expenses. These reclassifications have no effect on net assets or net asset values per share.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Corporation has entered into an Investment Advisory Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly fee at the annual rate of .15% of that Fund's average daily net assets.

The Corporation has also entered into an Administration Agreement with FAM. The Corporation pays a monthly fee at an annual rate of ..35% of each Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Funds.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                         Account
                                     Maintenance       Distribution
                                             Fee                Fee

Class A                                     .25%                 --
Class B                                     .25%               .75%
Class C                                     .25%               .75%
Class R                                     .25%               .25%


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of
ML & Co., provides account maintenance and distribution services to the Corporation. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

The Growth and Income Fund and All-Equity Fund did not accrue Class R distribution fees because of regulatory fee limits for a portion of the year ended December 31, 2004. For the year ended December 31, 2004, the Long-Term Growth Fund did not accrue Class R distribution fees.

For the year ended December 31, 2004, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of Class A and Class I Shares as follows:

                       Growth and      Long-Term
                           Income         Growth         All-Equity
                             Fund           Fund               Fund

Class A:
  FAMD                     $   94        $   618             $  150
  MLPF&S                   $  968        $ 8,524             $1,908
Class I:
  FAMD                         --        $    31             $    6
  MLPF&S                       --        $   616             $  104



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



Notes to Financial Statements (continued)


MLPF&S received contingent deferred sales charges relating to transactions in Class B and Class C Shares as follows:

                                         Class B            Class C

Growth and Income Fund                   $35,755             $  946
Long-Term Growth Fund                    $30,506             $4,511
All-Equity Fund                          $52,975             $1,159


Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Corporation's transfer agent.

Each Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, each Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of each Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates.

For the year ended December 31, 2004, the Funds reimbursed FAM an aggregate of $3,598 for certain accounting services.

Certain officers and/or directors of the Corporation are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Investments:
Contributions and withdrawals in each Fund's investment in the Underlying Funds for the year ended December 31, 2004 were as follows:

                                   Contributions        Withdrawals

Growth and Income Fund                $  500,000         $3,795,000
Long-Term Growth Fund                 $3,000,000         $5,870,000
All-Equity Fund                       $3,000,000         $9,480,000


4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions for the years ended December 31, 2004 and December 31, 2003 were as follows:

                                         For the            For the
                                      Year Ended         Year Ended
                                    December 31,       December 31,
                                            2004               2003

Growth and Income Fund           $   (2,992,338)      $   2,492,999
Long-Term Growth Fund            $   (5,013,593)      $   1,602,201
All-Equity Fund                  $   (5,687,011)      $ (4,800,562)


Transactions in capital shares for each class were as follows:


Growth and Income Fund

Class A Shares for the Year                                  Dollar
Ended December 31, 2004                   Shares             Amount

Shares sold                               23,778   $        213,699
Automatic conversion of shares             9,912             88,359
Shares issued to shareholders
   in reinvestment of dividends            1,199             11,150
                                  --------------   ----------------
Total issued                              34,889            313,208
Shares redeemed                         (68,740)          (621,218)
                                  --------------   ----------------
Net decrease                            (33,851)   $      (308,010)
                                  ==============   ================


Growth and Income Fund

Class A Shares for the Year                                  Dollar
Ended December 31, 2003                   Shares             Amount

Shares sold                               69,247   $        549,272
Automatic conversion of shares             1,308             10,289
Shares issued to shareholders
   in reinvestment of dividends            1,392             12,123
                                  --------------   ----------------
Total issued                              71,947            571,684
Shares redeemed                         (32,239)          (261,512)
                                  --------------   ----------------
Net increase                              39,708   $        310,172
                                  ==============   ================


Growth and Income Fund

Class B Shares for the Year                                  Dollar
Ended December 31, 2004                   Shares             Amount

Shares sold                              361,309   $      3,236,045
Shares issued to shareholders
   in reinvestment of dividends            5,830             54,046
                                  --------------   ----------------
Total issued                             367,139          3,290,091
                                  --------------   ----------------
Shares redeemed                        (379,329)        (3,388,959)
Automatic conversion of shares           (9,987)           (88,359)
                                  --------------   ----------------
Total redeemed                         (389,316)        (3,477,318)
                                  --------------   ----------------
Net decrease                            (22,177)   $      (187,227)
                                  ==============   ================



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



Notes to Financial Statements (continued)


Growth and Income Fund

Class B Shares for the Year                                  Dollar
Ended December 31, 2003                   Shares             Amount

Shares sold                              336,612   $      2,758,066
Shares issued to shareholders
   in reinvestment of dividends            6,507             56,484
                                  --------------   ----------------
Total issued                             343,119          2,814,550
                                  --------------   ----------------
Automatic conversion of shares           (1,314)           (10,289)
Shares redeemed                        (296,831)        (2,399,049)
                                  --------------   ----------------
Total redeemed                         (298,145)        (2,409,338)
                                  --------------   ----------------
Net increase                              44,974   $        405,212
                                  ==============   ================


Growth and Income Fund

Class C Shares for the Year                                  Dollar
Ended December 31, 2004                   Shares             Amount

Shares sold                              289,740   $      2,579,300
Shares issued to shareholders
   in reinvestment of dividends            6,946             64,394
                                  --------------   ----------------
Total issued                             296,686          2,643,694
Shares redeemed                        (723,672)        (6,433,650)
                                  --------------   ----------------
Net decrease                           (426,986)   $    (3,789,956)
                                  ==============   ================


Growth and Income Fund

Class C Shares for the Year                                  Dollar
Ended December 31, 2003                   Shares             Amount

Shares sold                              493,451    $     3,944,649
Shares issued to shareholders
   in reinvestment of dividends           10,177             88,235
                                  --------------   ----------------
Total issued                             503,628          4,032,884
Shares redeemed                        (405,562)        (3,311,148)
                                  --------------   ----------------
Net increase                              98,066   $        721,736
                                  ==============   ================


Growth and Income Fund

Class I Shares for the Year                                  Dollar
Ended December 31, 2004                   Shares             Amount

Shares sold                              516,270   $      4,618,921
Shares issued to shareholders
   in reinvestment of dividends           23,253            215,786
                                  --------------   ----------------
Total issued                             539,523          4,834,707
Shares redeemed                        (406,119)        (3,639,995)
                                  --------------   ----------------
Net increase                             133,404   $      1,194,712
                                  ==============   ================


Growth and Income Fund

Class I Shares for the Year                                  Dollar
Ended December 31, 2003                   Shares             Amount

Shares sold                              380,279   $      3,116,255
Shares issued to shareholders
   in reinvestment of dividends           19,811            172,155
                                  --------------   ----------------
Total issued                             400,090          3,288,410
Shares redeemed                        (278,902)        (2,232,633)
                                  --------------   ----------------
Net increase                             121,188   $      1,055,777
                                  ==============   ================


Growth and Income Fund

Class R Shares for the Year                                  Dollar
Ended December 31, 2004                   Shares             Amount

Shares sold                               27,429   $        246,422
Shares issued to shareholders
   in reinvestment of dividends               96                887
                                  --------------   ----------------
Total issued                              27,525            247,309
Shares redeemed                         (16,619)          (149,166)
                                  --------------   ----------------
Net increase                              10,906   $         98,143
                                  ==============   ================


Growth and Income Fund

Class R Shares for the
Period October 10, 2003++                                    Dollar
to December 31, 2003                      Shares             Amount

Shares sold                                   12   $            101
Shares issued to shareholders
   in reinvestment of dividends              --*                  1
                                  --------------   ----------------
Net increase                                  12   $            102
                                  ==============   ================

++Commencement of operations.

*Amount is less than 1 share.


Long-Term Growth Fund

Class A Shares for the Year                                  Dollar
Ended December 31, 2004                   Shares             Amount

Shares sold                              174,390   $      1,494,196
Automatic conversion of shares             2,297             19,552
Shares issued to shareholders
   in reinvestment of dividends            1,619             14,439
                                  --------------   ----------------
Total issued                             178,306          1,528,187
Shares redeemed                        (134,249)        (1,138,395)
                                  --------------   ----------------
Net increase                              44,057   $        389,792
                                  ==============   ================



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



Notes to Financial Statements (continued)


Long-Term Growth Fund

Class A Shares for the Year                                  Dollar
Ended December 31, 2003                   Shares             Amount

Shares sold                              114,677   $        877,900
Automatic conversion of shares               141              1,012
Shares issued to shareholders
   in reinvestment of dividends            1,005              8,250
                                  --------------   ----------------
Total issued                             115,823            887,162
Shares redeemed                         (56,987)          (390,970)
                                  --------------   ----------------
Net increase                              58,836   $        496,192
                                  ==============   ================


Long-Term Growth Fund

Class B Shares for the Year                                  Dollar
Ended December 31, 2004                   Shares             Amount

Shares sold                              222,109   $      1,893,302
Shares issued to shareholders
   in reinvestment of dividends            3,323             29,381
                                  --------------   ----------------
Total issued                             225,432          1,922,683
                                  --------------   ----------------
Automatic conversion of shares           (2,304)           (19,552)
Shares redeemed                        (290,392)        (2,486,308)
                                  --------------   ----------------
Total redeemed                         (292,696)        (2,505,860)
                                  --------------   ----------------
Net decrease                            (67,264)   $      (583,177)
                                  ==============   ================


Long-Term Growth Fund

Class B Shares for the Year                                  Dollar
Ended December 31, 2003                   Shares             Amount

Shares sold                              231,616   $      1,739,155
Shares issued to shareholders
   in reinvestment of dividends            2,336             19,199
                                  --------------   ----------------
Total issued                             233,952          1,758,354
                                  --------------   ----------------
Automatic conversion of shares             (141)            (1,012)
Shares redeemed                        (312,688)        (2,313,019)
                                  --------------   ----------------
Total redeemed                         (312,829)        (2,314,031)
                                  --------------   ----------------
Net decrease                            (78,877)   $      (555,677)
                                  ==============   ================


Long-Term Growth Fund

Class C Shares for the Year                                  Dollar
Ended December 31, 2004                   Shares             Amount

Shares sold                              456,544   $      3,876,882
Shares issued to shareholders
   in reinvestment of dividends            6,606             58,270
                                  --------------   ----------------
Total issued                             463,150          3,935,152
Shares redeemed                        (763,257)        (6,484,869)
                                  --------------   ----------------
Net decrease                           (300,107)   $    (2,549,717)
                                  ==============   ================


Long-Term Growth Fund

Class C Shares for the Year                                  Dollar
Ended December 31, 2003                   Shares             Amount

Shares sold                              654,860   $      5,005,779
Shares issued to shareholders
   in reinvestment of dividends            6,017             49,344
                                  --------------   ----------------
Total issued                             660,877          5,055,123
Shares redeemed                        (627,815)        (4,596,990)
                                  --------------   ----------------
Net increase                              33,062   $        458,133
                                  ==============   ================


Long-Term Growth Fund

Class I Shares for the Year                                  Dollar
Ended December 31, 2004                   Shares             Amount

Shares sold                              832,836   $      7,100,127
Shares issued to shareholders
   in reinvestment of dividends           58,966            526,766
                                  --------------   ----------------
Total issued                             891,802          7,626,893
Shares redeemed                      (1,162,496)        (9,897,384)
                                  --------------   ----------------
Net decrease                           (270,694)   $    (2,270,491)
                                  ==============   ================


Long-Term Growth Fund

Class I Shares for the Year                                  Dollar
Ended December 31, 2003                   Shares             Amount

Shares sold                              808,533   $      6,005,471
Shares issued to shareholders
   in reinvestment of dividends           54,005            443,383
                                  --------------   ----------------
Total issued                             862,538          6,448,854
Shares redeemed                        (706,871)        (5,245,402)
                                  --------------   ----------------
Net increase                             155,667   $      1,203,452
                                  ==============   ================


Long-Term Growth Fund

Class R Shares for the Year                                  Dollar
Ended December 31, 2004                   Shares             Amount

Shares sold                                    8   $             75
Shares issued to shareholders
   in reinvestment of dividends              --*                  1
                                  --------------   ----------------
Total issued                                   8                 76
Shares redeemed                              (8)               (76)
                                  --------------   ----------------
Net increase                                 --*   $             --
                                  ==============   ================

*Amount is less than 1 share.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



Notes to Financial Statements (continued)


Long-Term Growth Fund

Class R Shares for the
Period October 10, 2003++                                    Dollar
to December 31, 2003                      Shares             Amount

Shares sold                                   13   $            100
Shares issued to shareholders
   in reinvestment of dividends              --*                  1
                                  --------------   ----------------
Net increase                                  13   $            101
                                  ==============   ================

++Commencement of operations.

*Amount is less than 1 share.


All-Equity Fund

Class A Shares for the Year                                  Dollar
Ended December 31, 2004                   Shares             Amount

Shares sold                               89,290   $        721,754
Automatic conversion of shares               230              1,840
Shares issued to shareholders
   in reinvestment of dividends               43                365
                                  --------------   ----------------
Total issued                              89,563            723,959
Shares redeemed                         (78,308)          (606,312)
                                  --------------   ----------------
Net increase                              11,255   $        117,647
                                  ==============   ================


All-Equity Fund

Class A Shares for the Year                                  Dollar
Ended December 31, 2003                   Shares             Amount

Shares sold                               16,362   $        106,081
Automatic conversion of shares                68                466
                                  --------------   ----------------
Total issued                              16,430            106,547
Shares redeemed                         (61,274)          (409,878)
                                  --------------   ----------------
Net decrease                            (44,844)   $      (303,331)
                                  ==============   ================


All-Equity Fund

Class B Shares for the Year                                  Dollar
Ended December 31, 2004                   Shares             Amount

Shares sold                               71,988   $        551,368
                                  --------------   ----------------
Automatic conversion of shares             (237)            (1,840)
Shares redeemed                        (479,426)        (3,671,879)
                                  --------------   ----------------
Total redeemed                         (479,663)        (3,673,719)
                                  --------------   ----------------
Net decrease                           (407,675)   $    (3,122,351)
                                  ==============   ================


All-Equity Fund

Class B Shares for the Year                                  Dollar
Ended December 31, 2003                   Shares             Amount

Shares sold                               95,272   $        620,935
                                  --------------   ----------------
Automatic conversion of shares              (70)              (466)
Shares redeemed                        (551,563)        (3,463,639)
                                  --------------   ----------------
Total redeemed                         (551,633)        (3,464,105)
                                  --------------   ----------------
Net decrease                           (456,361)   $    (2,843,170)
                                  ==============   ================


All-Equity Fund

Class C Shares for the Year                                  Dollar
Ended December 31, 2004                   Shares             Amount

Shares sold                              235,697   $      1,819,388
Shares redeemed                        (720,974)        (5,537,949)
                                  --------------   ----------------
Net decrease                           (485,277)   $    (3,718,561)
                                  ==============   ================


All-Equity Fund

Class C Shares for the Year                                  Dollar
Ended December 31, 2003                   Shares             Amount

Shares sold                              222,870   $      1,432,300
Shares redeemed                        (697,104)        (4,423,091)
                                  --------------   ----------------
Net decrease                           (474,234)   $    (2,990,791)
                                  ==============   ================


All-Equity Fund

Class I Shares for the Year                                  Dollar
Ended December 31, 2004                   Shares             Amount

Shares sold                              629,734   $      5,025,397
Shares issued to shareholders
   in reinvestment of dividends            5,856             49,954
                                  --------------   ----------------
Total issued                             635,590          5,075,351
Shares redeemed                        (510,171)        (4,119,924)
                                  --------------   ----------------
Net increase                             125,419   $        955,427
                                  ==============   ================


All-Equity Fund

Class I Shares for the Year                                  Dollar
Ended December 31, 2003                   Shares             Amount

Shares sold                              512,371   $      3,430,472
Shares redeemed                        (315,289)        (2,093,842)
                                  --------------   ----------------
Net increase                             197,082   $      1,336,630
                                  ==============   ================



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



Notes to Financial Statements (concluded)


All-Equity Fund

Class R Shares for the Year                                  Dollar
Ended December 31, 2004                   Shares             Amount

Shares sold                               10,522   $         83,038
Shares issued to shareholders
   in reinvestment of dividends                6                 54
                                  --------------   ----------------
Total issued                              10,528             83,092
Shares redeemed                            (296)            (2,265)
                                  --------------   ----------------
Net increase                              10,232   $         80,827
                                  ==============   ================


All-Equity Fund

Class R Shares for the
Period October 10, 2003++                                    Dollar
to December 31, 2003                      Shares             Amount

Shares sold                                   14   $            100
                                  --------------   ----------------
Net increase                                  14   $            100
                                  ==============   ================

++Commencement of operations.


5. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:


Growth and
Income Fund                           12/31/2004         12/31/2003

Distributions paid from:
   Ordinary income                $      387,216   $        383,346
                                  --------------   ----------------
Total taxable distributions       $      387,216   $        383,346
                                  ==============   ================


Long-Term
Growth Fund                           12/31/2004         12/31/2003

Distributions paid from:
   Ordinary income                $      658,036   $        540,009
                                  --------------   ----------------
Total taxable distributions       $      658,036   $        540,009
                                  ==============   ================


All-Equity Fund                       12/31/2004         12/31/2003

Distributions paid from:
   Ordinary income                $       52,705   $             --
                                  --------------   ----------------
Total taxable distributions       $       52,705   $             --
                                  ==============   ================


As of December 31, 2004, the components of accumulated losses on a tax basis were as follows:

Growth and Income Fund

Undistributed ordinary income--net                 $          9,802
Undistributed long-term capital gains--net                       --
                                                   ----------------
Total undistributed earnings--net                             9,802
Capital loss carryforward                             (15,247,202)*
Unrealized gains--net                                   3,861,896**
                                                   ----------------
Total accumulated losses--net                      $   (11,375,504)
                                                   ================


Long-Term Growth Fund

Undistributed ordinary income--net                 $          7,038
Undistributed long-term capital gains--net                       --
                                                   ----------------
Total undistributed earnings--net                             7,038
Capital loss carryforward                             (11,804,814)*
Unrealized gains--net                                   8,534,103**
                                                   ----------------
Total accumulated losses--net                      $    (3,263,673)
                                                   ================


All-Equity Fund

Undistributed ordinary income--net                 $          9,392
Undistributed long-term capital gains--net                       --
                                                   ----------------
Total undistributed earnings--net                             9,392
Capital loss carryforward                             (21,576,245)*
Unrealized gains--net                                   6,114,334**
                                                   ----------------
Total accumulated losses--net                      $   (15,452,519)
                                                   ================

 * On December 31, 2004, each Fund in the Corporation had a net capital loss carryforward as follows: $15,247,202 in the Growth and Income Fund, of which $96,058 expires in 2008, $972,563 expires in 2009, $9,992,600 expires in 2010, $1,361,702 expires in 2011 and $2,824,279 expires in 2012; $11,804,814 in the Long-
   Term Growth Fund, of which $13,827 expires in 2008, $1,183,440 expires in 2009, $10,171,497 expires in 2010 and $436,050 expires in 2011; and $21,576,245 in the All-Equity Fund, of which $159,457 expires in 2008, $3,315,433 expires in 2009, $16,819,783 expires in 2010, $740,923 expires in 2011 and $540,649 expires in 2012. These amounts will be available to offset like amounts of any future taxable gains.

** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts, the difference between book and tax amortization methods for premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the deferral of post-October capital losses for tax purposes.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



Report of Independent Registered Public Accounting Firm


To the Shareholders and Board of Directors of Merrill Lynch Strategy Series, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrill Lynch Strategy Series, Inc. (the "Series") comprising Merrill Lynch Strategy Growth and Income Fund, Merrill Lynch Strategy Long-Term Growth Fund and Merrill Lynch Strategy All-Equity Fund as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and the transfer agent of the underlying funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting Merrill Lynch Strategies Series, Inc. as of December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 25, 2005



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Officers and Directors
                                                                                            Number of
                                                                                            Portfolios in  Other Public
                       Position(s)  Length of                                               Fund Complex   Directorships
                       Held with    Time                                                    Overseen by    Held by
Name, Address & Age    Fund         Served    Principal Occupation(s) During Past 5 Years   Director       Director
Interested Director


Terry K. Glenn*        President    2000 to   President and Chairman of the Merrill Lynch   124 Funds      None
P.O. Box 9011          and          present   Investment Managers, L.P. ("MLIM")/Fund       163 Portfolios
Princeton,             Director               Asset Management, L.P. ("FAM")-advised
NJ 08543-9011                                 funds since 1999; Chairman (Americas Region)
Age: 64                                       of MLIM from 2000 to 2002; Executive Vice
                                              President of MLIM and FAM (which terms as
                                              used herein include their corporate
                                              predecessors) from 1983 to 2002; President
                                              of FAM Distributors, Inc. ("FAMD") from
                                              1986 to 2002 and Director thereof from 1991
                                              to 2002; Executive Vice President and
                                              Director of Princeton Services, Inc.
                                              ("Princeton Services") from 1993 to 2002;
                                              President of Princeton Administrators, L.P.
                                              from 1989 to 2002; Director of Financial
                                              Data Services, Inc. since 1985.


* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his present and former positions with MLIM, FAM, FAMD, Princeton
  Services and Princeton Administrators, L.P. The Director's term is unlimited. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As
  Fund President, Mr. Glenn serves at the pleasure of the Board of Directors.



Independent Directors*


Donald W. Burton       Director     2002 to   General Partner of The Burton Partnership,    23 Funds       ITC DeltaCom,
P.O. Box 9095                       present   Limited Partnership (an Investment            42 Portfolios  Inc.;
Princeton,                                    Partnership) since 1979; Managing General                    Knology, Inc.;
NJ 08543-9095                                 Partner of The South Atlantic Venture Funds                  Symbion, Inc.
Age: 60                                       since 1983; Member of the Investment Advisory
                                              Committee of the Florida State Board of
                                              Administration since 2001.


M. Colyer Crum         Director     2000 to   James R. Williston Professor of Investment    24 Funds       Cambridge
P.O. Box 9095                       present   Management Emeritus, Harvard Business         43 Portfolios  Bancorp
Princeton,                                    School since 1996; James R. Williston
NJ 08543-9095                                 Professor of Investment Management, Harvard
Age: 72                                       Business School from 1971 to 1996.


Laurie Simon Hodrick   Director     2000 to   Professor of Finance and Economics, Graduate  23 Funds       None
P.O. Box 9095                       present   School of Business, Columbia University       42 Portfolios
Princeton,                                    since 1998.
NJ 08543-9095
Age: 42


David H. Walsh         Director     2003 to   Consultant with Putnam Investments from 1993  23 Funds       None
P.O. Box 9095                       present   to 2003 and employed in various capacities    42 Portfolios
Princeton,                                    therewith from 1973 to 1992; Director, The
NJ 08543-9095                                 National Audubon Society since 1998; Director,
Age: 63                                       The American Museum of Fly Fishing since 1997.


Fred G. Weiss          Director     2000 to   Managing Director of FGW Advisors, Inc.       23 Funds       Watson
P.O. Box 9095                       present   since 1997; Vice President, Planning,         42 Portfolios  Pharmaceu-
Princeton,                                    Investment and Development of Warner                         ticals, Inc.
NJ 08543-9095                                 Lambert Co. from 1979 to 1997; Director
Age: 63                                       of the Michael J. Fox Foundation for
                                              Parkinson's Research since 2000; Director
                                              of BTG International PLC (a global technology
                                              commercialization company) since 2001.


* The Director's term is unlimited. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Officers and Directors (concluded)

                       Position(s)  Length of
                       Held with    Time
Name, Address & Age    Fund         Served    Principal Occupation(s) During Past 5 Years
Fund Officers*


Donald C. Burke        Vice         2000 to   First Vice President of MLIM and FAM since 1997 and Treasurer thereof since
P.O. Box 9011          President    present   1999; Senior Vice President and Treasurer of Princeton Services since 1999
Princeton,             and                    and Director since 2004; Vice President of FAMD since 1999; Vice President
NJ 08543-9011          Treasurer              of MLIM and FAM from 1990 to 1997; Director of Taxation of MLIM from 1990
Age: 44                                       to 2001.


Robert C. Doll, Jr.    Senior       2000 to   President of MLIM/FAM-advised funds since 2005; President of MLIM and FAM
P.O. Box 9011          Vice         present   since 2001; Co-Head (Americas Region) thereof from 2000 to 2001 and Senior
Princeton,             President              Vice President from 1999 to 2001; President and Director of Princeton
NJ 08543-9011                                 Services, Inc. since 2001; President of Princeton Administrators, L.P. since
Age: 50                                       2001; Chief Investment Officer of Oppenheimer Funds, Inc. from 1991 to 1999.


Philip J. Green        Vice         2000 to   Managing Director of MLIM since 1999; Managing Director and Portfolio Manager
P.O. Box 9011          President    present   of Global Institutional Services at Bankers Trust from 1997 to 1999.
Princeton,
NJ 08543-9011
Age: 41


Jeffrey Hiller         Chief        2004 to   Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice
P.O. Box 9011          Compliance   present   President and Chief Compliance Officer of MLIM since 2004; Global Director
Princeton,             Officer                of Compliance at Morgan Stanley Investment Management from 2002 to 2004;
NJ 08543-9011                                 Managing Director and Global Director of Compliance at Citigroup Asset
Age: 53                                       Management from 2000 to 2002; Chief Compliance Officer at Soros Fund
                                              Management in 2000; Chief Compliance Officer at Prudential Financial from
                                              1995 to 2000.


Alice A. Pellegrino    Secretary    2004 to   Secretary of MLIM, FAM, FAMD and Princeton Services since 2004; Director
P.O. Box 9011                       present   (Legal Advisory) of MLIM since 2002; Vice President of MLIM from 1999 to
Princeton,                                    2002; Attorney associated with MLIM since 1997.
NJ 08543-9011
Age: 44


* Officers of the Fund serve at the pleasure of the Board of Directors.

Further information about the Fund's Officers and Directors is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.


Custodian
JP Morgan Chase Bank
4 Chase MetroTech Center, 18th Floor
New York, NY 11245


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


Effective January 1, 2005, Terry K. Glenn, President and Director and M. Colyer Crum, Director of Merrill Lynch Strategy Series, Inc. retired. The Series' Board of Directors wishes Mr. Glenn and
Professor Crum well in their retirements.

Effective January 1, 2005, Robert C. Doll, Jr. became Executive Vice President and Chief Executive Officer of the Series.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004



Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2004


Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) M. Colyer Crum, (3) Laurie Simon Hodrick, (4) John F. O'Brien (as of November 22, 2004), (5) David H. Walsh and (6) Fred G. Weiss.

The registrant's board of directors has determined that Laurie Simon Hodrick and M. Colyer Crum qualify as financial experts pursuant to
Item 3(c)(4) of Form N-CSR.

Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization.
Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

M. Colyer Crum also possesses a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting through a combination of education and experience. Professor Crum was a professor of investment management at the Harvard Business School for 25 years. The courses taught by Professor Crum place a heavy emphasis on the analysis of underlying company financial statements with respect to stock selection and the analysis of credit risk in making loans. Professor Crum has also served on a number of boards of directors and has served on the audit committees, and in some cases chaired the audit committee, for several major corporations and financial institutions. For two such organizations, Professor Crum has performed extensive investment analysis of financial statements in connection with investment management decisions. From these experiences, he has gained significant experience with the establishment of reserves and accounting policies, differences between U.S. GAAP and Canadian GAAP and executive compensation issues.

Item 4 - Principal Accountant Fees and Services

(a) Audit Fees -     Fiscal Year Ending December 31, 2004 - $55,500
                     Fiscal Year Ending December 31, 2003 - $64,500

(b) Audit-Related Fees -
                     Fiscal Year Ending December 31, 2004 - $0
                     Fiscal Year Ending December 31, 2003 - $0

(c) Tax Fees -       Fiscal Year Ending December 31, 2004 - $15,600
                     Fiscal Year Ending December 31, 2003 - $25,200

The nature of the services include tax compliance, tax advice and tax planning.

(d) All Other Fees - Fiscal Year Ending December 31, 2004 - $0
                     Fiscal Year Ending December 31, 2003 - $0

(e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2)  0%

(f) Not Applicable

(g) Fiscal Year Ending December 31, 2004 - $11,926,355
    Fiscal Year Ending December 31, 2003 - $18,621,495

(h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Regulation S-X Rule 2-01(c)(7)(ii) - $945,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment
Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not
Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Strategy Series, Inc.


By:    _/s/ Robert C. Doll, Jr._______
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       Merrill Lynch Strategy Series, Inc.


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       Merrill Lynch Strategy Series, Inc.


Date: February 24, 2005


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Strategy Series, Inc.


Date: February 24, 2005